                                                                       USAA LIFE
                                                                INVESTMENT TRUST
================================================================================

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2000

                                                        [USAA LOGO APPEARS HERE]
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                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE MONEY MARKET FUND
--------------------------------------------------------------------------------
                  AN OVERVIEW                  JUNE 30, 2000
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COMPARISON OF FUND PERFORMANCE TO BENCHMARK

[GRAPH APPEARS HERE]

                    USAA LIFE                iMONEYNET, INC.
                   MONEY MARKET                MONEY FUND
 DATE               FUND 6.28%       AVERAGES (TM)/FIRST TIER 5.85%
 ====              ============      ==============================
1/31/95                 5.77%                    5.24%
2/28/95                 5.70%                    5.46%
3/30/95                 5.84%                    5.49%
4/25/95                 5.76%                    5.47%
5/30/95                 5.74%                    5.45%
6/27/95                 5.79%                    5.41%
7/25/95                 5.51%                    5.29%
8/29/95                 5.45%                    5.22%
9/26/95                 5.42%                    5.18%
10/31/95                5.50%                    5.18%
11/28/95                5.68%                    5.19%
12/26/95                5.52%                    5.14%
1/30/96                 4.99%                    4.97%
2/27/96                 5.00%                    4.74%
3/26/96                 5.03%                    4.68%
4/30/96                 5.00%                    4.68%
5/28/96                 5.04%                    4.67%
6/25/96                 5.06%                    4.71%
7/30/96                 5.08%                    4.74%
8/27/96                 5.05%                    4.73%
9/24/96                 5.10%                    4.75%
10/29/96                4.97%                    4.75%
11/26/96                5.03%                    4.75%
12/31/96                5.23%                    4.82%
1/28/97                 5.12%                    4.75%
2/25/97                 5.01%                    4.73%
3/25/97                 5.05%                    4.74%
4/29/97                 5.26%                    4.89%
5/27/97                 5.32%                    4.93%
6/24/97                 5.25%                    4.94%
07/29/97                5.21%                    4.93%
08/26/97                5.26%                    4.93%
09/30/97                5.24%                    4.95%
10/28/97                5.29%                    4.93%
11/25/97                5.30%                    4.96%
12/30/97                5.54%                    5.07%
01/27/98                5.24%                    4.99%
02/24/98                5.18%                    4.94%
03/31/98                5.28%                    4.93%
04/28/98                5.28%                    4.90%
05/26/98                5.19%                    4.90%
06/30/98                5.30%                    4.94%
07/28/98                5.29%                    4.92%
08/25/98                5.29%                    4.91%
09/29/98                5.29%                    4.87%
10/27/98                4.84%                    4.64%
11/24/98                4.91%                    4.55%
12/29/98                4.98%                    4.52%
1/26/99                 4.59%                    4.37%
2/23/99                 4.54%                    4.26%
3/30/99                 4.60%                    4.22%
4/27/99                 4.56%                    4.19%
5/25/99                 4.64%                    4.18%
6/29/99                 4.71%                    4.26%
7/26/99                 4.80%                    4.38%
8/30/99                 4.93%                    4.55%
9/27/99                 4.99%                    4.65%
10/25/99                4.96%                    4.76%
11/29/99                5.15%                    4.97%
12/27/99                5.79%                    5.15%
1/25/00                 5.40%                    5.10%
2/29/00                 5.46%                    5.19%
3/28/00                 5.72%                    5.29%
4/25/00                 5.86%                    5.39%
5/30/00                 6.21%                    5.69%
6/28/00                 6.28%                    5.85%

Data represent the last Tuesday of each month.

The graph above tracks the USAA Life Money Market Fund's seven-day yield compared to a benchmark -- iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of all major money market fund seven-day yields. Information for the benchmark is based on a full calendar year in 1995, whereas the USAA Life Money Market Fund yields are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager Pam Bledsoe Noble

CURRENT MARKET CONDITIONS
We have experienced six interest-rate increases since June 1999. At its most recent meeting June 28, 2000, the Federal Reserve (the Fed) left the federal funds rate unchanged at 6.50%. At that time, the Fed stated that "the committee believes the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future." If economic statistics indicate that the economy continues to grow in excess of 3.5% - 4.0%, then the odds are favorable that the federal funds rate will be further increased.

The rising-interest-rate environment has had a positive impact on the USAA Life Money Market Fund. Since our report to you one year ago, the seven-day yield has increased from 4.72% to 6.33%. By maintaining a very short weighted average maturity, the Fund is well positioned to take advantage of rising short-term interest rates.

STRATEGY
The USAA Life Money Market Fund is managed to provide the highest degree of liquidity and safety while maintaining a stable net asset value. We use commercial paper, variable-rate demand notes, and U.S. government agency discount notes to pursue this objective. The mix among these investment vehicles varies based on product availability, cash flows of the Fund, and market conditions.

INVESTMENT PROGRAM
The Fund invests its assets in high-quality, U.S. dollar-denominated debt securities of domestic and foreign issuers that have been determined to present minimal credit risk.

SIMPLE SEVEN-DAY YIELD:                      6.33%*

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                                             AS OF
                                     JUNE 30, 2000
--------------------------------------------------
December 31, 1999
to June 30, 2000:                            2.91%**

One-Year:                                    5.58%

Five-Year:                                   5.32%

Since Inception
January 5, 1995:                             5.37%

 * The seven-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

** Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

                                     -----
                                      B-3
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                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE MONEY MARKET FUND
--------------------------------------------------------------------------------
             AN OVERVIEW (CONTINUED)             JUNE 30, 2000
--------------------------------------------------------------------------------
PERFORMANCE
According to Lipper Analytical Services, Inc., the USAA Life Money Market Fund was ranked 20 out of 108 variable insurance product money market funds for the six months ended June 30, 2000. The total return for the USAA Life Money Market Fund was 2.91% compared to an average of 2.80% for all variable insurance product money market funds. Past performance is no guarantee of future results.

PORTFOLIO MIX AS A PERCENTAGE OF NET ASSETS
as of June 30, 2000
-------------------------------------------

        U.S. Agency
      Discount Notes
          14.9%

                             [GRAPH APPEARS HERE]

                                             Commercial Paper
                                                   39.3%

Variable-Rate
Demand Notes
   45.3%

* Percentages are of net assets and may not be equal to 100%.

* Lipper Analytical Services, Inc. is an independent organization that monitors fund performance of variable insurance products.

* An investment in the USAA Life Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the under-lying Fund seeks to preserve the value of the Fund at $1 per share, it is possible to lose money by investing in the Fund.

                                     -----
                                      B-4
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                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                    AN OVERVIEW               JUNE 30, 2000
--------------------------------------------------------------------------------
COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[GRAPH APPEARS HERE]


             USAA LIFE INCOME    LEHMAN BROTHERS AGGREGATE  LIPPER A-RATED BOND
  DATE         FUND $15,153         BOND INDEX $15,091      FUND INDEX* $14,097
  ====       ================    =========================  ===================
01/01/95         10,000.00             10,000.00                  10,000.00
  01/95          10,290.00             10,197.90                  10,163.53
  02/95          10,520.00             10,440.37                  10,388.96
  03/95          10,530.00             10,504.42                  10,453.96
  04/95          10,700.00             10,651.15                  10,595.39
  05/95          11,210.00             11,063.32                  11,034.53
  06/95          11,220.00             11,144.43                  11,111.70
  07/95          11,200.00             11,119.54                  11,053.41
  08/95          11,400.00             11,253.74                  11,195.54
  09/95          11,650.00             11,363.22                  11,310.45
  10/95          11,870.00             11,511.00                  11,472.27
  11/95          12,100.00             11,683.49                  11,648.15
  12/95          12,388.66             11,847.46                  11,820.02
  01/96          12,454.32             11,926.13                  11,875.46
  02/96          12,027.50             11,718.83                  11,618.71
  03/96          11,863.34             11,637.37                  11,527.11
  04/96          11,688.24             11,571.92                  11,443.24
  05/96          11,666.35             11,548.42                  11,417.18
  06/96          11,863.34             11,703.51                  11,543.49
  07/96          11,830.51             11,735.54                  11,565.91
  08/96          11,786.73             11,715.87                  11,543.74
  09/96          12,005.61             11,920.04                  11,739.71
  10/96          12,333.94             12,184.08                  11,984.84
  11/96          12,585.65             12,392.78                  12,186.85
  12/96          12,472.26             12,277.55                  12,075.37
  01/97          12,519.73             12,315.15                  12,097.76
  02/97          12,567.20             12,345.78                  12,130.62
  03/97          12,329.86             12,208.97                  11,981.85
  04/97          12,496.00             12,391.74                  12,135.52
  05/97          12,642.12             12,508.88                  12,239.86
  06/97          12,844.48             12,657.35                  12,390.50
  07/97          13,225.41             12,998.68                  12,747.40
  08/97          13,106.37             12,887.80                  12,600.29
  09/97          13,380.17             13,077.87                  12,797.20
  10/97          13,570.63             13,267.60                  12,934.69
  11/97          13,725.39             13,328.69                  12,984.40
  12/97          13,919.15             13,462.89                  13,104.82
  01/98          14,109.65             13,635.73                  13,258.61
  02/98          14,084.25             13,625.46                  13,244.69
  03/98          14,122.35             13,672.28                  13,290.41
  04/98          14,173.15             13,743.65                  13,347.75
  05/98          14,377.22             13,874.02                  13,474.81
  06/98          14,568.23             13,991.68                  13,578.37
  07/98          14,606.44             14,021.44                  13,587.93
  08/98          14,810.19             14,249.63                  13,706.17
  09/98          15,039.41             14,583.30                  14,021.46
  10/98          15,064.88             14,506.20                  13,887.31
  11/98          15,141.28             14,588.53                  14,010.09
  12/98          15,195.79             14,632.39                  14,060.13
  01/99          15,279.51             14,736.82                  14,165.14
  02/99          15,000.43             14,479.57                  13,850.26
  03/99          15,000.43             14,559.81                  13,943.30
  04/99          15,014.39             14,605.93                  13,983.50
  05/99          14,812.55             14,478.00                  13,804.36
  06/99          14,672.67             14,431.88                  13,738.77
  07/99          14,560.78             14,370.43                  13,677.13
  08/99          14,504.83             14,363.12                  13,635.17
  09/99          14,658.69             14,529.87                  13,776.95
  10/99          14,686.66             14,583.48                  13,788.92
  11/99          14,630.71             14,582.44                  13,796.07
  12/99          14,411.84             14,512.12                  13,729.55
  01/00          14,396.07             14,464.60                  13,674.89
  02/00          14,632.59             14,639.53                  13,812.03
  03/00          14,869.11             14,832.38                  13,966.57
  04/00          14,806.04             14,789.91                  13,855.99
  05/00          14,806.04             14,783.13                  13,802.82
  06/00          15,152.93             15,090.69                  14,097.35

Data represent the last business day of each month.

* Total returns may change over time due to funds being added and deleted from the category.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Income Fund to two industry indexes that most closely resemble the holdings of this Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper A-Rated Bond Fund Index is an unmanaged index made up of funds investing in corporate debt issues rated A or better or government issues.

The calculations for the Lehman Brothers and Lipper Indexes are based on a full calendar year in 1995, whereas the USAA Life Income Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

Lipper Analytical Services, Inc. is an independent organization that monitors fund performance of variable insurance products.

GENERAL DISCUSSION
By Portfolio Manager Didi Weinblatt

MARKET CONDITIONS AND PERFORMANCE
For the six months ended June 30, 2000, the USAA Life Income Fund had a total return of 5.14%, well above the 3.23% average return for the Variable Annuity A-Rated Bond Fund category of Lipper Analytical Services, Inc. and the 3.99% return for the Lehman Aggregate Bond Index.

The Federal Reserve (the Fed) increased the federal funds rate (the rate used for overnight lending between banks) six times since June 1999 for a total of 1.75%. However, in mid-January, faced with a large budget surplus, the U. S. government announced a buyback of long-term Treasury bonds. This created strong demand for long-term Treasury bonds; their prices rose and yields fell as a result. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise.

But the Fed's tightening of the economy caused yields on short-term Treasury bonds to rise. The result was an inverted Treasury yield curve -- a condition under which long-term bond interest rates are lower than those of short-term bonds (6/30/00). Normally, long-term bond interest rates are higher than those of short-term bonds (12/31/99). These conditions are illustrated in the Yield Curve for U.S. Treasuries chart on page B-6.

INVESTMENT PROGRAM
The Fund invests its assets primarily in U. S. dollar-denominated debt and income-producing securities that have been selected for their high yields relative to the risk involved.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                              AS OF
                      JUNE 30, 2000
-------------------------------------
December 31, 1999
to June 30, 2000               5.14%*

One-Year:                      3.27%

Five-Year:                     6.19%

Since Inception
January 5, 1995:               7.87%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

                                     -----
                                      B-5
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                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
             AN OVERVIEW (CONTINUED)             JUNE 30, 2000
--------------------------------------------------------------------------------

                       30-YEAR U.S. TREASURY BOND YIELD


                             [GRAPH APPEARS HERE]

                            Beginning Yield: 6.47%
                               Low Yield: 5.69%
                              Ending Yield: 5.90%

DATE        30 YEAR     10 YEAR        DATE        30 YEAR      10 YEAR
====        =======     =======        ====        =======      =======
12/31/99     6.3252      6.4606        4/3/00       6.0551      5.9266
1/3/00       6.3397      6.4785        4/4/00       6.0447      5.9071
1/4/00        6.351      6.4861        4/5/00       6.0331      5.8891
1/5/00       6.3647      6.5031        4/6/00       6.0217      5.8778
1/6/00       6.3761      6.5095        4/7/00       6.0077      5.8501
1/7/00       6.3865      6.5155        4/10/00      5.9903       5.819
1/10/00      6.3957      6.5274        4/11/00       5.978      5.7983
1/11/00      6.4083      6.5471        4/12/00      5.9665      5.7822
1/12/00      6.4225      6.5746        4/13/00      5.9552      5.7737
1/13/00      6.4336      6.5981        4/14/00      5.9434      5.7685
1/14/00      6.4484      6.6201        4/17/00      5.9363      5.7804
1/17/00      6.4634      6.6268        4/18/00      5.9285      5.7941
1/18/00      6.4817      6.6477        4/19/00       5.918       5.801
1/19/00      6.4979      6.6574        4/20/00      5.9073      5.8046
1/20/00      6.5156      6.6768        4/21/00      5.8956      5.8163
1/21/00      6.5333      6.6916        4/24/00      5.8858      5.8371
1/24/00      6.5482      6.6981        4/25/00      5.8807      5.8537
1/25/00      6.5591      6.6945        4/26/00      5.8761      5.8667
1/26/00      6.5673      6.6797        4/27/00      5.8742       5.886
1/27/00      6.5716      6.6663        4/28/00      5.8729      5.9044
1/28/00      6.5742      6.6418        5/1/00       5.8724      5.9101
1/31/00      6.5758      6.6219        5/2/00       5.8738      5.9202
2/1/00       6.5745      6.5895        5/3/00       5.8791      5.9471
2/2/00       6.5689      6.5463        5/4/00       5.8873      5.9796
2/3/00       6.5572      6.4852        5/5/00        5.894      6.0157
2/4/00         6.55      6.4429        5/8/00       5.9029      6.0525
2/7/00       6.5459      6.4121        5/9/00       5.9107      6.0802
2/8/00       6.5378      6.3718        5/10/00      5.9166      6.1008
2/9/00       6.5335      6.3461        5/11/00      5.9255      6.1168
2/10/00      6.5339      6.3371        5/12/00      5.9379      6.1409
2/11/00      6.5269      6.3188        5/15/00      5.9493      6.1574
2/14/00      6.5138      6.2925        5/16/00      5.9606      6.1676
2/15/00       6.504      6.2748        5/17/00      5.9742      6.1744
2/16/00      6.4922      6.2729        5/18/00      5.9886      6.1817
2/17/00       6.481      6.2811        5/19/00      6.0051      6.1835
2/18/00      6.4381      6.2697        5/22/00      6.0224      6.1777
2/21/00      6.4539      6.2515        5/23/00      6.0354      6.1724
2/22/00      6.4344      6.2369        5/24/00      6.0481      6.1768
2/23/00      6.4147      6.2181        5/25/00      6.0585      6.1728
2/24/00      6.3975      6.1889        5/26/00       6.068      6.1587
2/25/00      6.3785      6.1749        5/29/00      6.0722      6.1493
2/28/00      6.3618      6.1709        5/30/00      6.0783      6.1472
2/29/00      6.3416      6.1603        5/31/00      6.0837      6.1296
3/1/00       6.3229      6.1496        6/1/00       6.0875      6.1012
3/2/00       6.3024      6.1409        6/2/00       6.0914      6.0751
3/3/00       6.2837      6.1383        6/5/00       6.0927      6.0481
3/6/00       6.2668      6.1367        6/6/00       6.0918      6.0229
3/7/00       6.2505      6.1427        6/7/00       6.0906      5.9943
3/8/00       6.2368      6.1462        6/8/00       6.0873      5.9723
3/9/00       6.2246      6.1477        6/9/00       6.0851      5.9559
3/10/00      6.2154      6.1524        6/12/00      6.0812       5.937
3/13/00      6.2047      6.1507        6/13/00      6.0792      5.9227
3/14/00      6.1936      6.1457        6/14/00      6.0723      5.9129
3/15/00      6.1868      6.1379        6/15/00      6.0646      5.9109
3/16/00      6.1837       6.129        6/16/00      6.0539      5.9033
3/17/00      6.1747      6.1159        6/19/00      6.0422      5.9009
3/20/00      6.1634      6.1019        6/20/00      6.0316      5.8997
3/21/00      6.1547      6.0843        6/21/00      6.0256      5.9057
3/22/00      6.1428       6.064        6/22/00      6.0195      5.9133
3/23/00      6.1254      6.0395        6/23/00      6.0141      5.9279
3/24/00      6.1159      6.0205        6/26/00      6.0083      5.9387
3/27/00      6.1076      6.0013        6/27/00      6.0023      5.9371
3/28/00      6.0987        5.99        6/28/00      5.9946      5.9413
3/29/00       6.089      5.9795        6/29/00      5.9828      5.9364
3/30/00      6.0777       5.963        6/30/00      5.9725      5.9391
3/31/00      6.0667      5.9458


                     YIELD CURVES FOR U.S. TREASURY BONDS

DATE                 YIELD         MATURITY
====                 =====         ========
3 mo                 5.312           5.86
6 mo                 5.726          6.125
 1yr                 5.962          6.062
 2 yr                6.235          6.358
 5 yr                6.342          6.179
10 yr                6.435          6.023
30 yr                6.479          5.896

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
              AN OVERVIEW (CONTINUED)             JUNE 30, 2000
--------------------------------------------------------------------------------
TOP 10 SECURITIES
as of June 30, 2000
-----------------------------------------------
                       Coupon        % of
                        Rate      Net Assets

GNMA                   6.00%        20.1%
FNMA                   7.00          8.2
GNMA                   7.00          7.4
U. S. Treasury Bond    6.63          6.0
Phillips Petroleum
Co. Notes              8.75          4.2
DaimlerChrysler
NA Holding Global
Debentures             8.00          4.1
FNMA                   7.50          4.0
Washington Mutual
Subordinated Notes     8.25          4.0
Yosemite Security
Trust I Bonds          8.25          4.0
Province of Quebec
Global Debentures      7.00          3.9

PORTFOLIO
The bonds in the USAA Life Income Fund were well positioned to take advantage of the rally in long- and intermediate-term Treasury bonds. The Fund's Government National Mortgage Association (GNMA) securities also performed well, because the U.S. government backs them with full faith and credit. Real estate investment trust (REIT) preferred stocks also added to the Fund's performance. Since the beginning of the year, yields on corporate bonds have increased relative to those on Treasury bonds. This created a buying opportunity that we used to increase the Fund's corporate bond allocation from 20% to 38%.

OUTLOOK
Our outlook for the bond market continues to depend on Fed policy. After a year of Fed tightening, the economy is beginning to show signs of slowing. This would be good news for the bond market, because it would signal that the tightening cycle might be near its end. This gives us reason to be cautiously optimistic about the course of interest rates.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                   AN OVERVIEW                JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT PROGRAM
The Fund invests its assets primarily in dividend-paying equity securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                                       AS OF
                               JUNE 30, 2000
---------------------------------------------
December 31, 1999
to June 30, 2000:                     1.94%*

One-Year:                             0.22%

Five-Year:                           17.27%

Since Inception
January 5, 1995:                     18.88%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.


COMPARISON OF FUND PERFORMANCE TO BENCHMARK

                             [GRAPH APPEARS HERE]

                 USAA LIFE GROWTH AND        S&P 500 INDEX
DATE              INCOME FUND $25,836           $34,946
====             ====================        =============
1/1/95                10,000.00               10,000.00
01/95                 10,150.00               10,259.15
02/95                 10,480.00               10,658.57
03/95                 10,720.00               10,972.59
04/95                 11,080.00               11,295.45
05/95                 11,410.00               11,746.22
06/95                 11,650.00               12,018.58
07/95                 11,990.00               12,416.96
08/95                 12,190.00               12,447.96
09/95                 12,530.00               12,972.99
10/95                 12,230.00               12,926.64
11/95                 12,900.00               13,493.45
12/95                 13,172.27               13,753.37
01/96                 13,475.44               14,220.93
02/96                 13,632.26               14,353.23
03/96                 14,123.60               14,491.42
04/96                 14,301.32               14,704.87
05/96                 14,489.50               15,083.46
06/96                 14,499.95               15,140.96
07/96                 13,841.34               14,472.41
08/96                 14,343.14               14,778.14
09/96                 15,033.12               15,609.15
10/96                 15,357.20               16,039.49
11/96                 16,339.89               17,250.82
12/96                 16,350.51               16,909.09
1/97                  17,023.64               17,964.92
2/97                  17,164.78               18,105.96
3/97                  16,676.22               17,363.40
4/97                  17,175.64               18,399.05
5/97                  18,401.48               19,523.93
6/97                  19,111.32               20,391.89
7/97                  20,378.13               22,014.03
8/97                  19,766.57               20,781.69
9/97                  20,640.23               21,919.19
10/97                 19,810.25               21,187.97
11/97                 20,399.97               22,168.00
12/97                 20,671.30               22,548.44
1/98                  20,510.34               22,797.59
2/98                  21,993.43               24,440.89
3/98                  23,131.62               25,691.47
4/98                  23,269.58               25,954.56
5/98                  22,688.82               25,509.05
6/98                  22,700.45               26,544.45
7/98                  21,525.29               26,263.91
8/98                  18,244.14               22,469.40
9/98                  18,837.54               23,910.05
10/98                 20,315.22               25,851.91
11/98                 21,536.93               27,418.11
12/98                 22,102.75               28,997.04
1/99                  22,711.64               30,209.14
2/99                  22,139.28               29,270.41
3/99                  23,223.11               30,441.17
4/99                  24,903.65               31,619.99
5/99                  24,606.78               30,874.14
6/99                  25,780.28               32,586.46
7/99                  24,973.50               31,569.95
8/99                  24,374.52               31,413.65
9/99                  23,543.30               30,553.54
10/99                 24,508.99               32,486.17
11/99                 24,570.11               33,146.50
12/99                 25,345.60               35,096.04
1/00                  24,277.70               33,332.94
2/00                  23,088.15               32,702.62
3/00                  25,697.06               35,899.81
4/00                  25,724.09               34,820.12
5/00                  25,931.24               34,106.30
6/00                  25,836.36               34,946.29

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Growth and Income Fund to the S&P 500(R) Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The 1995 calculations for the S&P 500 Index are based on a full calendar year 1995, whereas the calculations for the USAA Life Growth and Income Fund are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager R. David Ullom

PERFORMANCE
The performance of the USAA Life Growth and Income Fund for the six-month period ended June 30, 2000, bested the performance of the S&P 500. The performance for this period was 1.94% versus a return of -0.43% for the S&P 500. This performance is also positive when compared to that of the average variable annuity growth and income fund as defined by Lipper Analytical Services, Inc., which had a total return of -1.12%.

The solid relative performance by the USAA Life Growth and Income Fund can be attributed largely to the Fund's exposure in four sectors of the market: consumer staples, energy, financials, and technology. Within the consumer staples area, the Fund's holdings of food and beverage stocks (Pepsi Bottling, Nabisco Holdings, and Bestfoods) aided performance the most. Dutch food conglomerate Unilever's bid to acquire Bestfoods particularly helped to raise the valuation and share prices of most consumer staple shares. The continued rise in energy prices through the end of June was responsible largely for the performance of the Fund's holdings in the energy sector. Despite the Federal Reserve's (the Fed's) efforts to restrain inflation through higher interest rates, the shares of selected financial services companies performed well. However, this performance was limited to brokerage firms (Morgan Stanley Dean Witter) and insurance companies (American International Group and Everest RE Group). The Fund's holdings in technology shares also performed well.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
Holdings in basic materials and communication services hindered the Fund's performance most. Although higher interest rates could slow economic growth and hurt demand for such commodities as aluminum, paper, wood, and various chemicals, we feel that the market has overly discounted what will eventually happen to these industries. Strong competitive forces have worried investors in both the local and long-distance communications industries. However, this competition could bring opportunities to buy undervalued "winners."

PORTFOLIO STRATEGY AND OUTLOOK
Our overall strategy for the USAA Life Growth and Income Fund will remain the same. We focus on quantitative and qualitative analysis of company fundamentals. We also attempt to maintain a balance and diversification among the major economic sectors.

As discussed in our 1999 Annual Report, we continue to be concerned with not only the overall valuation of the market, but also the continued price volatility. Some of this volatility is the result of momentum investing, whereby investors move from one sector to another based on recent share-price performance. This strategy tends to ignore valuation, which has always been a fundamental part of our investment strategy.

We continue to favor the energy sector because we believe that share prices have not adequately valued the tighter market for crude oil and natural gas. We also favor financials, particularly banks, because these shares have declined to levels that overly discount the potential for an economic slowdown or recession.

TOP 10 EQUITY HOLDINGS
as of June 30, 2000
-------------------------------------------
                                  % of
                               Net Assets
Intel Corp.                       3.1%
Oracle Corp.                      3.1
Cisco Systems, Inc.               2.7
General Electric Co.              2.5
American International Group      2.4
IBM Corp.                         2.3
Bausch & Lomb Inc.                2.2
Avery Dennison Corp.              2.1
Merck & Co., Inc.                 2.1
Microsoft Corp.                   2.1


TOP 10 INDUSTRIES
as of June 30, 2000
-------------------------------------------
                                  % of
                               Net Assets
Computer Software & Service       6.3%
Health Care - Diversified         5.9
Drugs                             4.7
Finance - Diversified             4.6
Computer - Hardware               3.9
Telephones                        3.7
Electrical Equipment              3.1
Electronics - Semiconductors      3.1
Aerospace/Defense                 2.9
Retail - General Merchandising    2.9

Lipper Analytical Services, Inc. is an independent organization that monitors fund performance of variable insurance products.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW                            JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT PROGRAM
The Fund invests its assets primarily in equity securities of both foreign and domestic issuers. The Fund may invest the remainder of its assets in investment-grade, short-term debt instruments with remaining maturities of less than one year that are issued and guaranteed as to principal and interest by the U. S. government or by its agencies, or in repurchase agreements collateralized by such securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS
                           AS OF
                   JUNE 30, 2000
----------------------------------
December 31, 1999
to June 30, 2000:          3.00%*

One-Year:                 22.06%

Five-Year:                17.37%

Since Inception
January 5, 1995:          18.02%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

COMPARISON OF FUND PERFORMANCE TO BENCHMARK

[GRAPH APPEARS HERE]


                               USAA LIFE WORLD        MORGAN STANLEY CAPITAL
                                 GROWTH FUND        INTERNATIONAL, INC. - WORLD
DATE                               $24,832                    $24,005
====                           ===============      ===========================
01/01/95                         10,000.00                  10,000.00
01/95                             9,710.00                   9,847.50
02/95                             9,790.00                   9,988.67
03/95                            10,160.00                  10,467.69
04/95                            10,490.00                  10,830.07
05/95                            10,920.00                  10,920.27
06/95                            11,150.00                  10,914.45
07/95                            11,710.00                  11,458.09
08/95                            11,620.00                  11,200.36
09/95                            11,770.00                  11,524.16
10/95                            11,480.00                  11,340.24
11/95                            11,650.00                  11,731.52
12/95                            11,955.58                  12,072.03
01/96                            12,321.79                  12,287.92
02/96                            12,558.74                  12,360.23
03/96                            12,849.56                  12,563.35
04/96                            13,463.49                  12,856.19
05/96                            13,592.74                  12,864.73
06/96                            13,614.28                  12,927.20
07/96                            12,935.72                  12,467.75
08/96                            13,334.24                  12,608.46
09/96                            13,668.14                  13,099.52
10/96                            13,625.05                  13,188.37
11/96                            14,379.01                  13,924.82
12/96                            14,481.02                  13,699.20
01/97                            15,036.68                  13,861.73
02/97                            15,014.00                  14,018.57
03/97                            14,866.58                  13,738.66
04/97                            15,059.36                  14,185.12
05/97                            15,931.95                  15,058.09
06/97                            16,666.03                  15,806.53
07/97                            17,480.41                  16,531.95
08/97                            16,666.03                  15,423.44
09/97                            17,652.46                  16,258.74
10/97                            16,631.62                  15,400.40
11/97                            16,356.34                  15,670.30
12/97                            16,520.55                  15,858.66
1/98                             16,557.70                  16,297.98
2/98                             17,808.50                  17,397.80
3/98                             18,836.39                  18,129.78
4/98                             19,146.00                  18,304.23
5/98                             18,815.03                  18,072.10
6/98                             18,765.29                  18,498.25
7/98                             18,504.14                  18,465.83
8/98                             15,407.68                  16,000.59
9/98                             15,320.63                  16,280.82
10/98                            16,564.19                  17,749.82
11/98                            17,297.89                  18,802.60
12/98                            18,414.41                  19,718.35
1/99                             18,862.91                  20,147.25
2/99                             18,247.82                  19,608.45
3/99                             19,067.95                  20,422.00
4/99                             19,747.11                  21,224.20
5/99                             19,228.01                  20,445.78
6/99                             20,343.98                  21,396.54
7/99                             20,549.22                  21,329.46
8/99                             20,728.80                  21,288.65
9/99                             20,420.94                  21,079.33
10/99                            21,062.31                  22,172.14
11/99                            22,191.10                  22,793.02
12/99                            24,109.10                  24,635.09
1/00                             23,112.73                  23,221.50
2/00                             24,094.00                  23,281.34
3/00                             25,120.57                  24,887.62
4/00                             24,335.55                  23,832.46
5/00                             23,794.81                  23,226.26
6/00                             24,832.68                  24,005.46

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life World Growth Fund to its benchmark, the Morgan Stanley Capital International, Inc. (MSCI)-World Index, an unmanaged index that reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

The 1995 calculations for the Morgan Stanley Index are based on a full calendar year, whereas the USAA Life World Growth Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers Albert Sebastian, Kevin P. Moore, and Curt Rohrman

MARKET CONDITIONS
For the six-month period ended June 30, 2000, the USAA Life World Growth Fund's total return was 3.0%, compared to the Lipper Variable Annuity Global Funds Average return of -0.22% and the Morgan Stanley Capital International
(MSCI)-World Index return of -2.56%. The Fund's under-representation in Asian and Internet equities had a negative impact on its performance last year. The recent poor performance of these same stocks contributed to the Fund's improved relative performance this year.

INTERNATIONAL
Europe - In 2000, the Fund benefited from its overweighted position in European equities. This is in spite of a weaker euro versus the U.S. dollar. Within Europe, the Fund benefited from good stock selection and an overweighted position in energy and health care. Consumer staples and financials have also performed well, while metal and mining stocks performed poorly.

Canada - The Canadian equity market has rebounded strongly this year and the Fund benefited from its overweighted position. Energy stocks were particularly strong because of higher oil and natural gas prices. Technology and financial stocks also positively contributed to performance.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
Japan - Our overweight position in the technology sector worked very well in 1999. Despite the recent turmoil in technology stocks, it was the primary reason for our outperformance over the last six months. Our underweighted position in bank stocks and other old-economy stocks turned out to be a good one. We believe the corporate restructuring story is still intact and earnings outlook continues to be favorable. However, we are skeptical about the Japanese government's commitment to tighter fiscal policy and deregulation. We remain underweighted until we see more progress.

Emerging Markets - Most emerging markets started 2000 on a strong upswing, only to be caught in the negative sentiment beginning in March that gripped equity markets. Economic growth in most Asian emerging markets continues to rebound from the lows of regional crisis. Latin American markets also rebounded on the back of strong exports and improving domestic economies. The South African economy, while suffering from currency and interest pressures, continues to grow. Economic performance in East European and Middle Eastern countries is mixed. We believe that improving domestic demand coupled with the potential for falling interest rates provide a favorable backdrop for emerging markets over the next 12 months.

UNITED STATES
U.S. stocks performed well through the period despite a series of Federal Reserve Board (the Fed) interest-rate hikes. A combination of robust domestic growth, strengthening overseas economies, and low inflation worldwide provided the perfect environment for accelerating earnings growth. The technology sector remained the performance leader, driven by global demand for Internet infrastructure, software and services, and wireless communications equipment and services. Concerns that slow computer sales would follow year 2000 preparations proved unfounded. Domestic holdings benefited from a heavy weighting in technology. Several stocks in the health care, consumer, and financial industries also showed good gains.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of June 30, 2000
--------------------------------------------------

                Other*  20.3%

                                                         USA  32.3%

        Spain  2.4%

         Italy  2.7%

      Sweden  2.8%              [GRAPH APPEARS HERE]

        France  4.7%

          Finland 3.3%

            Canada  5.8%                        United Kingdom  10.0%

                Netherlands  6.6%           Japan  9.1%

* Countries representing less than 2% of the portfolio and U. S. government and agency issues.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
OUTLOOK
In our view, the strength of the global economy is encouraging and recent signs that the U.S. economy may be slowing are positive. We continue to favor Europe and Canada based on attractive valuations, sustainable economic growth, corporate restructuring, and a benign inflation outlook. Large-capitalization growth stocks in the telecommunication and technology sectors will continue to lead the market in Japan. We are, however, less positive about Japan due to the high level of financial and government debt and the uncertain political outlook. In emerging markets we favor Brazil and Mexico, and technology stocks in Korea and Taiwan. Overall in the portfolio, we continue to underweight the financial and utility sectors and overweight the technology, industrial, and energy sectors.

Our outlook for the United States market is constructive. Interest-rate increases in the first half of 2000 may have slowed the economy to a point where aggregate supply and demand are in general balance. Technology investments should provide sufficient productivity increases to offset any potential labor shortages. An extension of 1999's healthy global economic environment could allow for double-digit earnings growth and at least average stock market returns for the year.

The Lipper Global Funds Average is the average performance level of all global funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability.


TOP 10 EQUITY HOLDINGS
as of June 30, 2000
---------------------------------------------
                                     % of
                                  Net Assets

Nokia Corp. ADR (Finland)             2.4%
Cisco Systems, Inc. (U.S.)            1.6
Intel Corp. (U.S.)                    1.5
Koninklijke Philips Electronics
N.V. ADR (Netherlands)                1.5
Nortel Networks Corp. (Canada)        1.4
General Electric Co. (U.S.)           1.3
Oracle Corp. (U.S.)                   1.3
Texas Instruments, Inc. (U.S.)        1.3
Total Fina S.A. (France)              1.3
Avon Products, Inc. (U.S.)            1.1

TOP 10 INDUSTRIES
as of June 30, 2000
---------------------------------------------

                                     % of
                                  Net Assets

Drugs                                 6.7%
Telephones                            6.5
Communication Equipment               6.4
Electronics - Semiconductors          5.3
Computer Software & Service           4.5
Banks - Money Center                  4.1
Insurance - Multiline Companies       3.7
Electrical Equipment                  3.0
Oil - International Integrated        2.7
Beverages - Nonalcoholic              2.6


                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
            AN OVERVIEW                            JUNE 30, 2000
--------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS


                             [GRAPH APPEARS HERE]


              USAA LIFE                      LIPPER BALANCED   LEHMAN BROTHERS
             DIVERSIFIED        S&P 500           FUND          AGGREGATE BOND
DATE     ASSETS FUND $21,117 INDEX $34,946   AVERAGE $21,687     INDEX $15,091
====     =================== =============   ===============   ================
1/1/95       10,000.00         10,000.00        10,000.00         10,000.00
01/95        10,120.00         10,259.15        10,126.25         10,197.90
02/95        10,330.00         10,658.57        10,409.74         10,440.37
03/95        10,550.00         10,972.59        10,597.54         10,504.42
04/95        10,860.00         11,295.45        10,778.69         10,651.15
05/95        11,240.00         11,746.22        11,136.57         11,063.32
06/95        11,300.00         12,018.58        11,355.56         11,144.43
07/95        11,450.00         12,416.96        11,616.84         11,119.54
08/95        11,640.00         12,447.96        11,714.76         11,253.74
09/95        11,970.00         12,972.99        11,958.79         11,363.22
10/95        11,890.00         12,926.64        11,926.97         11,511.00
11/95        12,270.00         13,493.45        12,275.42         11,683.49
12/95        12,633.12         13,753.37        12,414.80         11,847.46
01/96        12,833.81         14,220.93        12,636.46         11,926.13
02/96        12,844.38         14,353.23        12,661.46         11,718.83
03/96        13,108.45         14,491.42        12,711.70         11,637.37
04/96        13,002.82         14,704.87        12,833.89         11,571.92
05/96        13,150.70         15,083.46        12,995.92         11,548.42
06/96        13,340.83         15,140.96        12,996.51         11,703.51
07/96        13,002.82         14,472.41        12,658.92         11,735.54
08/96        13,192.95         14,778.14        12,886.94         11,715.87
09/96        13,678.84         15,609.15        13,404.79         11,920.04
10/96        14,059.10         16,039.49        13,643.06         12,184.08
11/96        14,650.62         17,250.82        14,230.54         12,392.78
12/96        14,440.15         16,909.09        14,018.43         12,277.55
1/97         14,808.13         17,964.92        14,445.32         12,315.15
2/97         14,964.24         18,105.96        14,399.18         12,345.78
3/97         14,573.96         17,363.40        13,958.39         12,208.97
4/97         14,941.93         18,399.05        14,394.92         12,391.74
5/97         15,616.42         19,523.93        15,011.68         12,508.88
6/97         16,051.17         20,391.89        15,464.40         12,657.35
7/97         16,863.45         22,014.03        16,363.30         12,998.68
8/97         16,337.18         20,781.69        15,850.57         12,887.80
9/97         16,966.41         21,919.19        16,450.32         13,077.87
10/97        16,783.36         21,187.97        16,193.49         13,267.60
11/97        17,183.79         22,168.00        16,428.02         13,328.69
12/97        17,428.84         22,548.44        16,642.07         13,462.89
1/98         17,609.39         22,797.59        16,771.80         13,635.73
2/98         18,319.54         24,440.89        17,437.28         13,625.46
3/98         18,813.04         25,691.47        17,959.23         13,672.28
4/98         18,849.15         25,954.56        18,083.59         13,743.65
5/98         18,817.00         25,509.05        17,935.18         13,874.02
6/98         18,913.38         26,544.45        18,358.01         13,991.68
7/98         18,503.79         26,263.91        18,162.64         14,021.44
8/98         16,973.85         22,469.40        16,541.53         14,249.63
9/98         17,576.19         23,910.05        17,280.84         14,583.30
10/98        18,142.38         25,851.91        17,880.21         14,506.20
11/98        18,865.19         27,418.11        18,545.04         14,588.53
12/98        19,107.81         28,997.04        19,305.07         14,632.39
1/99         19,171.21         30,209.14        19,684.88         14,736.82
2/99         18,981.02         29,270.41        19,147.56         14,479.57
3/99         19,488.19         30,441.17        19,662.94         14,559.81
4/99         20,730.77         31,619.99        20,246.42         14,605.93
5/99         20,608.25         30,874.14        19,909.72         14,478.00
6/99         21,123.79         32,586.46        20,550.90         14,431.88
7/99         20,608.25         31,569.95        20,145.09         14,370.43
8/99         20,309.78         31,413.65        19,916.38         14,363.12
9/99         19,848.50         30,553.54        19,729.20         14,529.87
10/99        20,255.51         32,486.17        20,345.16         14,583.48
11/99        20,214.81         33,146.50        20,614.81         14,582.44
12/99        20,555.48         35,096.04        21,378.49         14,512.12
1/00         20,008.88         33,332.94        20,821.50         14,464.60
2/00         19,478.85         32,702.62        20,838.21         14,639.53
3/00         20,919.88         35,899.81        21,987.50         14,832.38
4/00         20,886.76         34,820.12        21,514.65         14,789.91
5/00         20,918.49         34,106.30        21,183.42         14,783.13
6/00         21,117.40         34,946.29        21,687.39         15,090.69

* Total Returns may change over time due to funds being added and deleted from the category.

Data represent the last business of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Diversified Assets Fund to the Lipper Balanced Fund Average and two industry indexes that most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Balanced Fund Average is the average performance level of all variable insurance product balanced funds as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of variable insurance product funds.

The 1995 calculations for all indexes and averages are based on a full calendar year, whereas the USAA Life Diversified Assets Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers R. David Ullom (Common Stock) and Paul Lundmark (Debt Securities)

PERFORMANCE
For the six months ended June 30, 2000, the USAA Life Diversified Assets Fund's total return was 2.73% versus a return of 1.27% for the similar variable insurance product funds as reported by Lipper Analytical Services, Inc. Details regarding the performance of the common stocks and debt securities sectors follow.

Common Stocks - The common stock portion's solid relative performance can be attributed largely to the Fund's exposure in four sectors of the market: consumer staples, energy, financials, and technology. Within the consumer staples area, the Fund's holdings of food and beverage stocks (Pepsi Bottling and Nabisco Holdings) aided performance the most. In particular, Dutch food conglomerate Unilever's bid to acquire Bestfoods helped to raise the valuation and share prices of most consumer staple shares. The continued rise in energy prices through the end of June was responsible largely for the performance of the Fund's holdings in the energy sector. Despite the Federal Reserve's (the Fed's) efforts to restrain inflation through higher interest rates, the shares of selected financial services companies performed well. However, this performance was limited to brokerage firms (Morgan Stanley Dean Witter) and


INVESTMENT PROGRAM
The Fund invests its assets in a diversified program within one mutual fund by allocating the Fund's assets, under normal market conditions, in approximately 60% equity securities and approximately 40% in debt securities of varying maturities. The Fund's assets also may be invested in shares of real estate investment trusts (REITs).


NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS
                               AS OF
                        JUNE 30, 2000
-------------------------------------------
December 31, 1999
to June 30, 2000:               2.73%*

One-Year:                      -0.03%

Five-Year:                     13.32%

Since Inception
January 5, 1995:               14.59%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------

insurance companies (American International Group and Everest RE Group). The Fund's holdings in technology shares performed well also.

Holdings in basic materials and communication services hindered the Fund's performance most. Although higher interest rates could slow economic growth and hurt demand for such commodities as aluminum, paper, wood, and various chemicals, we feel that the market has overly discounted what will eventually happen to these industries. Strong competitive forces have worried investors in both the local and long-distance communications industries. However, this competition could bring opportunities to buy undervalued "winners."

Debt Securities - Over the past six and 12 months, the bond portion of the Fund has outperformed the Lipper Average for its peer group. The best performing holdings were Glenborough Properties, Empire District Electric Company, and Giddings and Lewis. Our investments in Finova Capital, Imperial Bank, and Nationwide Health Properties underperformed. We continue to hold these securities because they are turning around their operations and have a potentially good outlook.

MARKET OUTLOOK AND STRATEGY
Common Stocks - Our overall strategy for the USAA Life Diversified Assets Fund will remain the same. We focus on quantitative and qualitative analysis of company fundamentals. At the same time, we attempt to maintain a balance and diversification among the major economic sectors.

As discussed in our 1999 Annual Report, we continue to be concerned with not only the overall valuation of the market, but also the continued price volatility. Some of this volatility is the result of momentum investing, whereby investors move from one sector to another based on recent share-price performance. This strategy tends to ignore valuation, which has always been a fundamental part of our investment strategy

TOP 10 EQUITY HOLDINGS
as of June 30, 2000
------------------------------------------------------
                                           % of
                                        Net Assets

Intel Corp.                                2.7%
Oracle Corp.                               2.2
American Home Products Corp.               1.8
Bausch & Lomb, Inc.                        1.8
Alcoa, Inc.                                1.5
American International Group, Inc.         1.3
Avery Dennison Corp.                       1.3
Bristol-Meyers Squibb Co.                  1.3
CIGNA Corp.                                1.3
General Electric Co.                       1.3

TOP 5 DEBT HOLDINGS
as of June 30, 2000
----------------------------------------------------------------
                                           Coupon       % of
                                            Rate     Net Assets

Litton Industries, Inc.                     8.00         2.9
Empire District Electric Co.                7.70         2.9
Ford Motor Credit Co.                       7.38         2.8
Giddings and Lewis, Inc.                    7.50         2.8
Nationwide Health Properties, Inc.          8.61         2.8


                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------

We continue to favor the energy sector because we believe that share prices have not adequately valued the tighter market for crude oil and natural gas. We also favor financials, particularly banks, because these shares have declined to levels that overly discount the potential for an economic slowdown or recession.

Debt Securities - While there have been recent signs of a slowdown, the economy is still performing above expectations and the fear is that inflation will rise as a result. The Fed has raised the federal funds rate six times over the past year to slow down the economy. At the same time, investors are demanding higher yields on non-Treasury securities, concerned that more rate increases by the Fed could halt the record economic expansion. Based on our assessment of where there is value in the marketplace, we have invested in higher-yielding instruments such as corporate bonds and mortgage-backed securities.

Looking to the future, we feel that the economy will slow to a manageable pace that will alleviate the need for the Fed to continue to raise rates. This economic soft landing may result in an increase in the relative value of corporate bonds and mortgage-backed securities. Our continued emphasis is on finding securities that represent good risk/reward characteristics.

TOP 10 INDUSTRIES
as of June 30, 2000
-------------------------------------------------------
                                             % of
                                          Net Assets

Banks - Major Regional                       7.8%
Finance - Diversified                        7.2
Real Estate Investment Trusts                5.3
Manufacturing - Specialized                  4.4
Computer Software & Service                  3.6
Finance - Consumer                           3.6
Manufacturing - Diversified Industries       3.5
Health Care - Diversified                    3.2
Electric Utilities                           2.9
Electronics - Defense                        2.9

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW                            JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT PROGRAM
The Fund invests its assets primarily in equity securities of companies with the prospect of rapidly growing earnings.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL TOTAL RETURNS


                                        AS OF
                                JUNE 30, 2000
---------------------------------------------
December 31, 1999
to June 30, 2000:                      5.36%*

One-Year:                             61.78%

Three-Year:                           37.62%

Since Inception
May 1, 1997:                          40.10%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

            USAA LIFE AGGRESSIVE      RUSSELL 2000(R)
DATE         GROWTH FUND $29,090        INDEX $15,667     S&P 500 INDEX $18,994
====        ====================     =================    ======================
5/1/97          10,000.00               10,000.00                10,000.00
5/97            10,670.00               11,112.50                10,611.38
6/97            11,160.00               11,588.73                11,083.12
7/97            12,060.00               12,127.97                11,964.76
8/97            12,330.00               12,405.48                11,294.98
9/97            13,530.00               13,313.48                11,913.21
10/97           12,640.00               12,728.63                11,515.79
11/97           12,120.00               12,646.30                12,048.45
12/97           11,825.53               12,867.65                12,255.21
1/98            11,855.86               12,664.34                12,390.63
2/98            13,169.80               13,600.78                13,283.78
3/98            13,624.63               14,161.71                13,963.47
4/98            13,877.32               14,240.07                14,106.46
5/98            12,947.15               13,473.14                13,864.33
6/98            13,531.00               13,501.48                14,427.08
7/98            12,598.89               12,408.49                14,274.60
8/98             9,566.96                9,999.01                12,212.26
9/98            10,652.72               10,781.51                12,995.26
10/98           11,472.16               11,221.18                14,050.68
11/98           12,629.62               11,809.08                14,901.91
12/98           14,207.04               12,539.85                15,760.07
1/99            15,743.49               12,706.49                16,418.86
2/99            14,319.71               11,677.33                15,908.65
3/99            15,477.17               11,859.64                16,544.97
4/99            16,368.31               12,922.35                17,185.66
5/99            16,063.13               13,111.14                16,780.29
6/99            17,980.81               13,704.02                17,710.95
7/99            18,176.70               13,328.00                17,158.46
8/99            18,156.08               12,834.75                17,073.52
9/99            18,238.56               12,837.55                16,606.04
10/99           19,465.46               12,889.54                17,656.43
11/99           22,187.33               13,659.03                18,015.33
12/99           27,609.83               15,205.24                19,074.92
1/00            28,260.64               14,961.06                18,116.66
2/00            35,651.21               17,431.67                17,774.08
3/00            30,919.04               16,282.38                19,511.77
4/00            25,922.13               15,302.59                18,924.96
5/00            23,249.51               14,410.73                18,536.99
6/00            29,089.59               15,666.93                18,993.53

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Aggressive Growth Fund to the S&P 500(R) Index and to the broad-based Russell 2000(R) Index, a widely recognized, small-cap index that most closely resembles the holdings of this Fund. The Russell 2000 Index is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 Index.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The calculations for the Russell 2000 and S&P 500 Index are based on a starting date of May 1, 1997, whereas the calculations for the USAA Life Aggressive Growth Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers John K. Cabell and Eric M. Efron

MARKET CONDITIONS
During the six-month period that ended on June 30, 2000, U.S. equity markets in general encountered high levels of volatility. The year started off on an encouraging note, extending the gains of 1999. Buoyed by strong earnings reports, encouraged by a heady market for initial public offerings (IPOs), and infatuated with the new economy, growth stock prices moved up sharply between the beginning of the year and early March, while value stocks lagged. A series of interest-rate hikes by the Federal Reserve (the Fed) seemed not to matter. Technology stocks, particularly Internet-related ones, led the charge upward, joined by biotech and communications equities. As a result, valuations reached unsustainable levels. In this highly charged environment, long-discredited small market capitalization equities particularly were strong.

In early March, however, there was a sea change in investor psychology. Internet stocks, particularly the "dot-coms" in the business-to-consumer space, started to show evidence that their business models might not work. Prices of IPOs and secondary offerings began to soften. Questions arose regarding the ownership of intellectual property in the genome and biotech areas. Rising prices at the gas pump fueled fears of inflation. The Fed continued to boost interest rates to slow the economy, and this time people took notice. The confluence of these factors prompted investors to sell stocks aggressively, which led to a dramatic drop in equity valuations and prices that lasted well into April. Between March 10, when it

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
peaked at 614.16 on an intraday basis, and April 17, when bearish sentiment dragged it down to its year-to-date low (441.56, intraday), the Russell 2000 Index plummeted 28.1%. The peak-to-trough decline for the NASDAQ Composite was even more extreme, 40.7%. The movement was especially violent in the technology, biotech, and communications areas that had been so strong earlier in the year.

Between late April and June 30, fears over the issues listed above subsided, and U.S. equity markets staged a strong recovery, but not strong enough to offset the damage of the preceding months. As of the end of June, most leading stock market benchmarks had generated negative six-month total returns. The large-cap-oriented Dow Jones 30 Industrials and the S&P 500 Index were off 8.44% and 0.43%, respectively. The technology-rich NASDAQ lost 2.54%. On the other hand, the small-cap-intensive Russell 2000 and the S&P SmallCap 600 generated positive total returns -- 3.04% and 6.93%, respectively -- thus continuing a trend of improving relative performance that started in 1999.

PERFORMANCE

The USAA Life Aggressive Growth Fund participated fully in the volatility discussed above. For the six months ended June 30, it generated a total return of 5.36%, outperforming all of the major stock market indicators that we follow, with the exception of the S&P 600 SmallCap Stock Index.

PORTFOLIO STRATEGY
The USAA Life Aggressive Growth Fund's strategy remains unchanged. It continues to focus on the following three factors:

 . Change. We invest in innovative companies that are well positioned to take advantage of long-term trends that transform our economy and society. It is our firm belief that companies that embrace change, and even initiate it, have much better prospects for survival, success, and growth than those that resist it. We think that some of today's most significant changes are occurring in industries such as the Internet, broadband and wireless communications, and genome sciences. Therefore, these are major areas of emphasis for our investments.

 . Speed. Earnings are the ultimate builders of value. Over the long term, there is a direct correlation between rates of earnings growth and stock price appreciation, in our analysis. With this in mind, we invest exclusively in companies that have rapidly growing earnings or the prospect thereof. We are not interested in stocks that have modest valuations if the potential for rapid growth is lacking. We are more interested in whether the companies underlying our investments will be much larger and more profitable in the future. The stocks of most of the companies that meet our criteria for change and speed are in the small- and mid-market capitalization ranges, and this is reflected in our portfolio. Nevertheless, there are some large companies such as Cisco Systems and Home Depot that have

TOP 10 EQUITY HOLDINGS
as of June 30, 2000

                                          % of
                                        Net Assets
-----------------------------------------------------
Genentech, Inc.                            4.4
IDEC Pharmaceuticals Corp.                 3.9
Sepracor, Inc.                             3.1
Verisign, Inc.                             2.9
TranSwitch Corp.                           2.4
Metromedia Fiber Network, Inc. "A"         2.3
Immunex Corp.                              2.1
JDS Uniphase Corp.                         2.1
Home Depot, Inc.                           1.9
Millennium Pharmaceuticals, Inc.           1.7

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
   remained innovative and rapidly growing, and we have not hesitated to include their stocks in the Fund. This is an all-cap fund, not a small-cap one.

 . Being Early. We believe that the most lucrative time to invest in emerging trends and companies is before they become widely known. By the time the investment community at large discovers these opportunities, much of their investment potential has been realized. To get in early, we invest in IPOs and companies with short trading histories. At no time, however, do IPOs account for a major part of the Fund's total assets or potential investment returns.

Within this strategic framework, we made two meaningful shifts in the portfolio during the first half of 2000:

 .  We eliminated our holdings in personal-computer-related stocks such as Dell
   Computer, Microsoft, and Intel. Although these stocks represent great companies with bright futures, we feel the personal-computer phenomenon has begun to mature and that more exciting growth opportunities lie elsewhere. We used the proceeds from these sales to increase our exposure in newer, fresher areas of growth such as data networking, broadband and wireless communications, and business-to-business commerce.

 . We sold some of our more speculative holdings and used the cash from these sales to establish and enhance positions in what we consider to be higher-quality companies with greater leadership potential. Recent purchases include Active Software, Portal Software, Akamai Technologies, Juniper Networks, Redback Networks, Extreme Networks, Brocade Communications Systems, GlobeSpan, Commerce One, and Ariba. The prices and valuations of these stocks had come down sharply to more affordable levels in the March-May correction, and presented opportunities that we felt we could not afford to forgo. We felt that when investors renewed their interest in small- and mid-cap growth stocks in the technology area, they would buy the quality names first, and we wanted to be there beforehand to take full advantage of the change in sentiment. In the aggregate, these purchases helped the Fund participate fully in the June recovery, and will have the potential to contribute favorably to future performance, in our opinion.

TOP 10 INDUSTRIES
as of June 30, 2000
--------------------------------------------------------
                                              % of
                                           Net Assets

Biotechnology                                   20.0
Electronics - Semiconductors                     8.5
Communications Equipment                         7.9
Health Care - Drugs                              6.8
Telephones                                       6.0
Computer Software & Service                      5.9
Internet Services                                5.2
Computer - Networking                            4.1
Telecommunications - Cellular/Wireless           3.2
Retail - Building Supplies                       2.2

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
OUTLOOK
The performance of the USAA Life Aggressive Growth Fund during the stock market correction earlier this year serves as a stark reminder that funds of its type are very volatile. This is a risk that investors should be aware of at all times. The long-term growth prospects for the stocks in the Fund look good. The stocks that we have invested in usually carry a high valuation. But this should not be a problem so long as the underlying companies realize their perceived growth potential, interest rates behave, and other disruptive events remain at a manageable level. Because this is not a perfect world, we think that equity markets will continue to encounter air pockets. Although we are optimistic about the long-term success of our investment journey, we urge our investors to keep their seat belts fastened.

The NASDAQ Composite Index is a market-value-weighted index that measures all domestic and non-U.S.-based securities.

The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials.

The S&P SmallCap 600 Index is an unmanaged index representing the weighted average performance of a group of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P SmallCap 600 Index.

The performance of the Fund will reflect the volatility of investments in small-cap stocks and initial public offerings.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE INTERNATIONAL FUND
--------------------------------------------------------------------------------
            AN OVERVIEW                            JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT PROGRAM
The Fund invests at least 80% of its assets in equity securities of foreign companies. The remainder of the assets is invested in equity securities of companies that meet any of the criteria as described in the definition of a foreign company, and in investment-grade, short-term debt instruments with remaining maturities of one year that are issued and guaranteed as to principal and interest by the U.S. government or by its agencies, or in repurchase agreements collateralized by such securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                                AS OF
                        JUNE 30, 2000
-----------------------------------------
December 31, 1999
to June 30, 2000:               0.12%*

One-Year:                      21.09%

Three-Year:                     8.26%

Since Inception
May 1, 1997:                   10.17%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

COMPARISON OF FUND PERFORMANCE TO BENCHMARK


                  USAA LIFE INTERNATIONAL       MORGAN STANLEY CAPITAL
DATE                    FUND $13,590         INTERNATIONAL - EAFE $15,033
====              =======================    ============================
5/1/97                  10,000.00                       10,000.00
5/97                    10,300.00                       10,650.74
6/97                    10,710.00                       11,238.10
7/97                    11,080.00                       11,419.91
8/97                    10,470.00                       10,567.02
9/97                    11,180.00                       11,158.97
10/97                   10,440.00                       10,301.24
11/97                   10,110.00                       10,196.22
12/97                   10,191.91                       10,285.16
1/98                    10,171.63                       10,755.54
2/98                    10,830.81                       11,445.67
3/98                    11,530.55                       11,798.10
4/98                    11,773.94                       11,891.49
5/98                    11,585.69                       11,833.77
6/98                    11,311.77                       11,923.36
7/98                    11,261.05                       12,044.24
8/98                     9,404.50                       10,552.09
9/98                     9,079.85                       10,228.58
10/98                    9,911.75                       11,294.81
11/98                   10,175.52                       11,873.46
12/98                   10,577.39                       12,341.87
1/99                    10,731.13                       12,305.43
2/99                    10,351.90                       12,012.16
3/99                    10,577.39                       12,513.57
4/99                    11,110.36                       13,020.60
5/99                    10,823.37                       12,350.05
6/99                    11,223.10                       12,831.55
7/99                    11,622.83                       13,212.95
8/99                    11,756.07                       13,261.20
9/99                    11,776.57                       13,394.68
10/99                   11,889.31                       13,896.39
11/99                   12,565.77                       14,379.21
12/99                   13,573.50                       15,669.77
1/00                    13,046.67                       14,674.13
2/00                    13,552.84                       15,069.16
3/00                    13,945.38                       15,653.30
4/00                    13,284.26                       14,829.57
5/00                    12,969.88                       14,467.38
6/00                    13,589.96                       15,033.17


Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life International Fund to the Morgan Stanley Capital International, Inc. (MSCI) - EAFE. The MSCI-EAFE is an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East (EAFE) by representing a broad selection of domestically listed companies within each market.

The calculations for the EAFE are based on a starting date of May 1, 1997, whereas the calculations for the USAA Life International Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Mangers Albert Sebastian and Kevin P. Moore

MARKET CONDITIONS
For the six-month period ended June 30, 2000, the USAA Life International Fund's total return was 0.12%, which compares with the Lipper International Funds Average return of -3.57% and the Morgan Stanley Capital International, Inc.
(MSCI)-EAFE return of -4.63%. Last year, under-representation in Asian and Internet equities had a negative impact on the Fund's performance. The recent poor performance of these same stocks contributed to the Fund's improved relative performance this year.

EUROPE
In 2000, the USAA Life International Fund benefited from its overweighted position in European equities. This is in spite of a weaker euro versus the U.S. dollar. Within Europe, the Fund benefited from good stock selection and an overweighted position in energy and health care. Consumer staples and financials also performed well, while metal and mining stocks have performed poorly.

CANADA
The Canadian equity market has performed exceptionally well this year relative to other developed markets, and the USAA Life International Fund benefited from its overweighted position. Energy stocks have been particularly strong based on higher oil and natural gas prices. Technology and financial stocks also contributed positively to performance.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE INTERNATIONAL FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
JAPAN
We remain underweighted in Japanese equities. Our negative view on bank stocks and other old economy stocks has turned out to be correct. We are overweighted in the telecom services area and have added to our pharmaceutical holdings. We believe the corporate restructuring story is still intact and the earnings outlook continues to be favorable. However, we are skeptical about the political commitment to tighter fiscal policy and deregulation. The recent elections have produced a weaker coalition government.

EMERGING MARKETS
Most emerging markets started 2000 on a strong upswing, only to be caught in the negative sentiment beginning in March that gripped equity markets. Economic growth in most Asian emerging markets continues to rebound from the lows of the regional crisis. Latin American markets have also rebounded on the back of strong exports and improving domestic economies. The South African economy, while suffering from currency and interest pressures, continues to grow. Economic performance in East European and Middle Eastern countries is mixed. We believe that improving domestic demand coupled with the potential for falling interest rates provide a favorable backdrop for emerging markets over the next 12 months.

OUTLOOK
In our view, the strength of the global economy is encouraging and the recent signs that the U.S. economy may be slowing are positive. We continue to favor Europe and Canada based on attractive valuations, sustainable economic growth, corporate restructuring, and a benign inflation outlook. In Japan, large-capitalization growth stocks in the telecommunication and technology sectors will continue to lead the market. We are, however, less positive on Japan due to the high level of financial and government debt and the uncertain political

TOP 10 EQUITY HOLDINGS
as of June 30, 2000
------------------------------------------------------------
                                                   % of
                                                Net Assets

Nokia Corp. ADR (Finland)                           3.7%
Koninklijke Philips Electronics
N.V. ADR (Netherlands)                              2.5
Nortel Networks Corp. (Canada)                      2.3
Total Fina S.A. (France)                            1.9
Telefonica de Espana S.A. ADR (Spain)               1.6
ING Group N.V. (Netherlands)                        1.5
Nordic Baltic Holding (Sweden)                      1.5
Akzo Nobel N.V. (Netherlands)                       1.3
Christiania Bank og Kreditkasse (Norway)            1.3
WPP Group plc (U.K.)                                1.3

TOP 10 INDUSTRIES OF EQUITY HOLDINGS
as of June 30, 2000
------------------------------------------------------------
                                                   % of
                                                Net Assets

Telephones                                         10.4%
Communication Equipment                             7.4
Drugs                                               6.5
Banks - Money Center                                6.1
Insurance - Multiline Companies                     4.5
Oil - International Integrated                      4.0
Electronics - Semiconductors                        3.3
Banks - Major Regional                              3.0
Electrical Equipment                                2.7
Chemicals - Specialty                               2.4

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE INTERNATIONAL FUND
--------------------------------------------------------------------------------
            AN OVERVIEW (CONTINUED)                JUNE 30, 2000
--------------------------------------------------------------------------------
outlook. In emerging markets we favor Brazil and Mexico, and technology stocks in Korea and Taiwan. Overall in the portfolio, we continue to underweight the financial and utility sectors and overweight the technology, industrial, and energy sectors.

The Lipper International Funds Average is the average performance level of all international funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of June 30, 2000
-----------------------------------------------------

                Other* 15.8%                    United Kingdom 15.0%

          Norway 2.2%

        Switzerland 2.2%

          Denmark 2.2%
                                                        Japan 14.5%
        Portugal 2.4%
                             [GRAPH APPEARS HERE]
        Germany 2.8%

          Spain 3.9%

           Italy 4.2%                                Netherlands 9.9%

             Sweden 4.3%

                Finland 5.1%                    Canada 8.4%

                    France 7.2%

* Countries representing less than 2% of the portfolio and U.S. government and agency issues.

                                    ------

                      THIS PAGE LEFT BLANK INTENTIONALLY



                                    ------
                                     B-23

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE MONEY MARKET FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Principal                                    Coupon or
 Amount                                       Discount                  Value
 (000)        Security                          Rate        Maturity    (000)
---------     --------                       ----------     --------   -------
                     FIXED-RATE INSTRUMENTS (54.2%)

          ALUMINUM
 $  640   Aluminum Company of America, CP       6.52%      7/05/2000  $   640
    577   Aluminum Company of America, CP       6.60       7/26/2000      574
                                                                      -------
                                                                        1,214
                                                                      -------
          BANKS - MONEY CENTER
    939   UBS Finance, Inc., CP                 6.54       7/20/2000      936
                                                                      -------
          ELECTRIC UTILITIES
    900   Alabama Power Co., CP                 6.52       7/11/2000      898
  1,311   National Rural Utilities Cooperative
           Finance Corp., CP                    6.50       7/10/2000    1,309
                                                                      -------
                                                                        2,207
                                                                      -------
          FINANCE - CONSUMER
  1,283   General Motors Acceptance Corp., CP   6.55       7/19/2000    1,279
  1,000   Homeside Lending, CP                  6.62       7/25/2000      996
    992   Household Finance Corp., CP           6.53       7/20/2000      988
                                                                      -------
                                                                        3,263
                                                                      -------
          FINANCE - DIVERSIFIED
    910   General Electric Capital Corp., CP    6.53       7/18/2000      907
                                                                      -------
          OIL & GAS - REFINING/MANUFACTURING
  1,277   Motiva Enterprises, CP                6.51       7/13/2000    1,274
                                                                      -------
          TELEPHONES
  1,136   BellSouth Telecommunications Inc., CP 6.52       7/07/2000    1,135
                                                                      -------

          U.S. GOVERNMENT
  1,354   Federal Home Loan Bank
            Consolidated, DN                    6.39       7/12/2000    1,351
  1,000   Federal Home Loan Bank
            Consolidated, DN                    6.47       7/21/2000      996
    509   Federal Home Loan Bank, DN            6.50       7/03/2000      509
  1,302   Federal Home Loan Mortgage, DN        6.42       7/06/2000    1,301
                                                                      -------
                                                                        4,157
                                                                      -------
          Total fixed-rate instruments (cost: $15,093)                 15,093
                                                                      -------

                     VARIABLE-RATE DEMAND NOTES (45.3%)

          ASSET-BACKED SECURITIES
 $  595   Capital One Funding Corp., Notes,
            Series 1995C (LOC)                  6.70%     10/01/2015  $   595
    654   Capital One Funding Corp., Notes,
            Series 1996E (LOC)                  6.70       7/02/2018      654
  1,000   Cornerstone Funding Corp. I,
            Series 2000A (LOC)                  6.71       4/01/2020    1,000
                                                                      -------
                                                                        2,249
                                                                      -------
          AUTO PARTS
    600   Alabama IDA RB (Rehau Project) (LOC)  6.83      10/01/2019      600
    985   Bardstown, KY, RB, Series 1994 (LOC)  6.74       6/01/2024      985
                                                                      -------
                                                                        1,585
                                                                      -------
          HEALTH CARE - DIVERSIFIED
    300   GMS Associates II Project Health Care
            RB, Series 1995 (LOC)               6.70       8/15/2025      300
                                                                      -------
          HEALTH CARE - SPECIALIZED SERVICES
    800   Mason City Clinic, P.C., IA, Bonds,
            Series 1992 (LOC)                   6.70       9/01/2022      800
                                                                      -------

          HOME FURNISHINGS & APPLIANCES
  1,300   Mississippi Business Finance Corp.,
            RB (LOC)                            6.74       6/01/2015    1,300
                                                                      -------
          HOSPITALS
    700   Dome Corp., Bonds, Series 1991 (LOC)  6.77       8/31/2016      700
                                                                      -------
          LEISURE TIME
     25   Fox Valley Ice Arena, IL, RB,
            Series 1997 (LOC)                   6.73       7/01/2027       25
                                                                      -------

          NURSING/CONTINUING CARE CENTERS
    945   Lincolnwood Funding Corp. RB,
            Series 1995A (LOC)                  6.77       8/01/2015      945
                                                                      -------
          PAPER & FOREST PRODUCTS
    924   Bancroft Bag, Inc., Notes,
            Series 1998 (LOC)                   6.70      11/01/2008      924
                                                                      -------
          REAL ESTATE - OTHER
  1,200   LAM Funding L.L.C., Notes,
            Series A (LOC)                      6.73      12/15/2027    1,200
  1,300   Shepherd Capital, L.L.C., Notes,
            Series 1997 (LOC)                   6.72       7/15/2047    1,300
                                                                      -------
                                                                        2,500
                                                                      -------
          RETAIL - DEPARTMENT STORES
  1,300   Belk, Inc. RB, Series 1998 (LOC)      6.78       7/01/2008    1,300
                                                                      -------
          Total variable-rate demand notes (cost: $12,628)             12,628
                                                                      -------
          Total investments (cost: $27,721)                           $27,721
                                                                      -------

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE MONEY MARKET FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (CONTINUED)                JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                      PORTFOLIO SUMMARY BY CONCENTRATION

       U.S. Government                            14.9%
       Finance - Consumer                         11.7
       Real Estate - Other                         9.0
       Asset-Backed Securities                     8.1
       Electric Utilities                          7.9
       Auto Parts                                  5.7
       Home Furnishings & Appliances               4.7
       Retail - Department Stores                  4.7
       Oil & Gas - Refining/Manufacturing          4.6
       Aluminum                                    4.3
       Telephones                                  4.1
       Nursing/Continuing Care Centers             3.4
       Banks - Money Center                        3.3
       Paper & Forest Products                     3.3
       Finance - Diversified                       3.2
       Health Care - Specialized Services          2.9
       Hospitals                                   2.5
       Health Care - Diversified                   1.1
       Leisure Time                                0.1
                                                  ----
       Total                                      99.5%
                                                  ====

See accompanying Notes to Portfolio of Investments, page B-43.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)           JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 Market
   Number                                                         Value
  of Shares                    Security                           (000)
  ---------                    --------                          ------
             PREFERRED STOCKS (13.4%)
    15,000   Avalon Bay Communities, Inc., "F", 9.00%
               cumulative redeemable                             $  345
    12,000   Duke-Weeks Realty Investments, Inc. depository
               shares "A", 9.10% cumulative redeemable              282
    12,000   Equity Residential Properties Trust depository
               shares "C", 9.125% cumulative redeemable             284
     6,000   Post Properties, Inc. "A", 8.50% cumulative
               redeemable                                           255
     6,000   Prologis Trust, Inc. "C", 8.54% cumulative
               redeemable                                           257
    12,000   Shurgard Storage Centers, Inc. "B", 8.80%
               cumulative redeemable                                251
                                                                 ------
             Total preferred stocks (cost: $1,892)                1,674
                                                                 ------

Principal                                    Coupon or
 Amount                                       Discount                  Value
 (000)           Security                       Rate        Maturity    (000)
---------        --------                    ----------     --------   -------
             CORPORATE OBLIGATIONS (37.8%)
 $  300      Caliber Systems, Inc., Notes       7.80%       8/01/2006  $   293
    500      DaimlerChrysler NA Holding Corp.,
               Global Debentures                8.00        6/15/2010      510
    500      Finova Capital Corp., MTN          7.25       11/08/2004      441
    500      First Union Corp., Subordinated
               Notes                            7.50        7/15/2006      490
    500      Household Finance Corp., Notes     7.25        5/15/2006      484
    500      Phillips Petroleum Co., Notes      8.75        5/25/2010      530
    500      Province of Quebec, Global
               Debentures                       7.00        1/30/2007      491
    500      Washington Mutual, Inc.,
               Subordinated Notes               8.25        4/01/2010      494
    500      Wells Fargo & Co., Subordinated
               Notes(c)                         6.88        4/01/2006      484
    500      Yosemite Security Trust I,
               Bonds(a)                         8.25       11/15/2004      498
                                                                       -------
             Total corporate obligations (cost: $4,739)                  4,715
                                                                       -------

                   U.S. GOVERNMENT & AGENCY ISSUES (45.7%)

             FEDERAL NATIONAL MORTGAGE ASSN. (12.2%)
  1,057      7.00%, 6/01/2024 - 10/01/2026(c)                            1,023
    505      7.50%, 7/01/2030(b)                                           498
                                                                       -------
                                                                         1,521
                                                                       -------
             GOVERNMENT NATIONAL MORTGAGE ASSN. (27.5%)
  2,709      6.00%, 4/15/2028                                            2,511
    945      7.00%, 6/15/2029                                              920
                                                                       -------
                                                                         3,431
                                                                       -------
             U.S. TREASURY BONDS (6.0%)
    704      6.25%, 2/15/2027                                              747
                                                                       -------
             Total U.S. government & agency issues (cost: $5,795)        5,699
                                                                       -------
                   MONEY MARKET INSTRUMENTS (6.1%)
             COMMERCIAL PAPER
    263      MCN Energy Enterprises(a)          7.32        7/03/2000      263
    500      Prudential Funding Corp.           6.76        7/06/2000      500
                                                                       -------
             Total money market instruments (cost: $763)                   763
                                                                       -------
             Total investments (cost: $13,189)                         $12,851
                                                                       =======

                      PORTFOLIO SUMMARY BY CONCENTRATION

        U.S. Government                                                  45.7%
        Real Estate Investment Trusts                                    13.4
        Finance - Diversified                                             5.6
        Oil - Domestic Integrated                                         4.2
        Automobiles                                                       4.1
        Insurance - Multiline Companies                                   4.0
        Natural Gas Utilities                                             4.0
        Savings & Loan Holding Co.                                        4.0
        Foreign Government                                                3.9
        Banks - Major Regional                                            3.9
        Banks - Money Center                                              3.9
        Finance - Consumer                                                3.9
        Truckers                                                          2.4
                                                                        ------
        Total                                                           103.0%
                                                                        ======


See accompanying Notes to Portfolio of Investments page, B-43.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
  Number                                                                 Value
of Shares                    Security                                    (000)
----------                   --------                                   ------
                               COMMON STOCKS (95.5%)
             AEROSPACE/DEFENSE (2.9%)
  37,000     B.F. Goodrich Co.                                          $1,261
  26,000     Boeing Co.                                                  1,087
                                                                        ------
                                                                         2,348
                                                                        ------
             ALUMINUM (1.9%)
  54,000     Alcoa, Inc.                                                 1,566
                                                                        ------
             AUTOMOBILES (1.0%)
  19,000     Ford Motor Co.                                                817
                                                                        ------
             AUTO PARTS (0.9%)
  35,000     Lear Corp.*                                                   700
   2,488     Visteon Corp.                                                  30
                                                                        ------
                                                                           730
                                                                        ------
             BANKS - MAJOR REGIONAL (2.3%)
   7,500     Bank One Corp.                                                199
  28,134     Fleet Boston Financial Corp.                                  957
   4,500     PNC Financial Services Group                                  211
  20,000     SouthTrust Corp.                                              452
                                                                        ------
                                                                         1,819
                                                                        ------
             BANKS - MONEY CENTER (2.6%)
  22,368     Bank of America Corp.                                         962
  21,000     Chase Manhattan Corp.                                         967
   7,500     First Union Corp.                                             186
                                                                        ------
                                                                         2,115
                                                                        ------
             BEVERAGES - ALCOHOLIC (0.5%)
   5,000     Anheuser-Busch Cos., Inc.                                     373
                                                                        ------
             BEVERAGES - NONALCOHOLIC (1.2%)
  34,000     Pepsi Bottling Group, Inc.                                    992
                                                                        ------
             CHEMICALS (0.9%)
  45,000     Lyondell Petrochemical Co.                                    754
                                                                        ------
             COMMUNICATION EQUIPMENT (1.8%)
  24,672     Lucent Technologies, Inc.                                   1,462
                                                                        ------
             COMPUTER - HARDWARE (3.9%)
  10,500     Hewlett-Packard Co.                                         1,311
  17,000     IBM Corp.                                                   1,863
                                                                        ------
                                                                         3,174
                                                                        ------
             COMPUTER - NETWORKING (2.7%)
  34,700     Cisco Systems, Inc.*                                        2,206
                                                                        ------
             COMPUTER SOFTWARE & SERVICE (6.3%)
  12,000     Computer Associates International, Inc.                       614
  21,000     Microsoft Corp.*                                            1,680
  30,100     Oracle Corp.*                                               2,531
  18,000     Unisys Corp.*                                                 262
                                                                        ------
                                                                         5,087
                                                                        ------
             CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (0.6%)
  25,000     American Greetings Corp. "A"                                  475
                                                                        ------

             CONTAINERS - METALS & GLASS (0.4%)
   9,500     Ball Corp.                                                    306
                                                                        ------
             DRUGS (4.7%)
  22,000     Merck & Co., Inc.                                           1,686
  21,915     Pharmacia Corp.                                             1,133
  18,000     Watson Pharmaceuticals, Inc.*                                 967
                                                                        ------
                                                                         3,786
                                                                        ------
             ELECTRIC UTILITIES (0.7%)
  20,000     Reliant Energy, Inc.                                          591
                                                                        ------
             ELECTRICAL EQUIPMENT (3.1%)
  37,500     General Electric Co.                                        1,988
  15,000     Honeywell International, Inc.                                 505
                                                                        ------
                                                                         2,493
                                                                        ------
             ELECTRONICS - INSTRUMENTATION (0.4%)
   4,004     Agilent Technologies, Inc.                                    295
                                                                        ------
             ELECTRONICS - SEMICONDUCTORS (3.1%)
  18,500     Intel Corp.                                                 2,473
                                                                        ------
             ENTERTAINMENT (1.1%)
  22,000     Walt Disney Co.                                               854
                                                                        ------
             EQUIPMENT - SEMICONDUCTORS (1.6%)
  14,000     Applied Materials, Inc.*                                    1,269
                                                                        ------
             FINANCE - CONSUMER (1.1%)
  19,000     PMI Group, Inc.                                               903
                                                                        ------
             FINANCE - DIVERSIFIED (4.6%)
  28,966     Associates First Capital Corp. "A"                            646
  24,000     Citigroup, Inc.                                             1,446
  19,000     Morgan Stanley Dean Witter & Co.                            1,582
                                                                        ------
                                                                         3,674
                                                                        ------
             FOODS (1.2%)
  19,000     Nabisco Holdings Corp. "A"                                    998
                                                                        ------
             HEALTH CARE - DIVERSIFIED (5.9%)
  15,500     Abbot Laboratories                                            691
  25,000     American Home Products Corp.                                1,469
  23,300     Bristol-Myers Squibb Co.                                    1,357
  12,000     Johnson & Johnson, Inc.                                     1,222
                                                                        ------
                                                                         4,739
                                                                        ------
             HOUSEHOLD PRODUCTS (2.1%)
  22,000     Kimberly-Clark Corp.                                        1,262
   8,000     Procter & Gamble Co.                                          458
                                                                        ------
                                                                         1,720
                                                                        ------
             INSURANCE - LIFE/HEALTH (0.8%)
  14,000     MetLife, Inc.*                                                295
  11,000     Stancorp Financial Group, Inc.                                353
                                                                        ------
                                                                           648
                                                                        ------
             INSURANCE - MULTILINE COMPANIES (2.4%)
  16,375     American International Group, Inc.                          1,924
                                                                        ------
             INSURANCE - PROPERTY/CASUALTY (0.9%)
  23,000     Everest RE Group Ltd.                                         756
                                                                        ------

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS (CONTINUED)            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Market
  Number                                                                 Value
of Shares                    Security                                    (000)
----------                   --------                                   ------
             LEISURE TIME (0.7%)
  33,000     Brunswick Corp.                                            $   547
                                                                        -------
             LODGING/HOTEL (0.8%)
  20,000     Starwood Hotels & Resorts Worldwide, Inc.                      651
                                                                        -------
             MACHINERY - DIVERSIFIED (1.1%)
  25,000     Deere & Co.                                                    925
                                                                        -------
             MANUFACTURING - DIVERSIFIED INDUSTRIES (1.4%)
  16,600     Eaton Corp.                                                  1,112
                                                                        -------
             MANUFACTURING - SPECIALIZED (2.1%)
  25,000     Avery Dennison Corp.                                         1,678
                                                                        -------
             MEDICAL PRODUCTS & SUPPLIES (2.2%)
  23,000     Bausch & Lomb, Inc.                                          1,780
                                                                        -------
             NATURAL GAS UTILITIES (1.4%)
  18,000     Coastal Corp.                                                1,096
                                                                        -------
             OIL - DOMESTIC INTEGRATED (2.0%)
  28,000     Conoco, Inc. "A"                                               616
  48,000     Occidental Petroleum Corp.                                   1,011
                                                                        -------
                                                                          1,627
                                                                        -------
             OIL - INTERNATIONAL INTEGRATED (2.7%)
  17,000     Royal Dutch Petroleum ADR                                    1,047
  22,000     Texaco, Inc.                                                 1,171
                                                                        -------
                                                                          2,218
                                                                        -------
             OIL & GAS - DRILLING/EQUIPMENT (1.5%)
  32,400     Helmerich & Payne, Inc.                                      1,211
                                                                        -------
             OIL & GAS - EXPLORATION & PRODUCTION (1.7%)
  19,000     Apache Corp.                                                 1,117
  12,000     Union Pacific Resources, Inc.                                  264
                                                                        -------
                                                                          1,381
                                                                        -------
             PAPER & FOREST PRODUCTS (0.8%)
   8,500     Jefferson Smurfit Group plc ADR                                150
  12,000     Weyerhaeuser Co.                                               516
                                                                        -------
                                                                            666
                                                                        -------
             PHOTOGRAPHY - IMAGING (0.8%)
  31,000     Xerox Corp.                                                    643
                                                                        -------
             RAILROADS/SHIPPING (0.7%)
  36,000     Norfolk Southern Corp.                                         536
                                                                        -------
             RESTAURANTS (0.3%)
  13,200     Wendy's International, Inc.                                    235
                                                                        -------
             RETAIL - GENERAL MERCHANDISING (2.9%)
  27,000     Sears, Roebuck & Co.                                           881
  26,000     Wal-Mart Stores, Inc.                                        1,498
                                                                        -------
                                                                          2,379
                                                                        -------
             SAVINGS & LOAN HOLDING CO. (1.1%)
  30,000     Washington Mutual, Inc.                                        866
                                                                        -------
             SERVICES - COMMERCIAL & CONSUMER (0.8%)
  22,000     Hertz Corp. "A"                                                617
                                                                        -------
             SERVICES - DATA PROCESSING (0.7%)
  12,000     First Data Corp.                                               596
                                                                        -------
             TELECOMMUNICATIONS - LONG DISTANCE (2.5%)
  12,000     AT&T Corp.                                                     380
  13,500     MCI WorldCom, Inc.*                                            619
  19,200     Sprint Corp.                                                   979
                                                                        -------
                                                                          1,978
                                                                        -------
             TELEPHONES (3.7%)
  24,000     Bell Atlantic Corp.                                          1,219
  21,000     GTE Corp.                                                    1,307
  10,000     SBC Communications Corp.                                       433
                                                                        -------
                                                                          2,959
                                                                        -------
             Total common stocks (cost: $53,482)                         77,048
                                                                        -------
 Principal
  Amount
  (000)
----------
                   MONEY MARKET INSTRUMENT (4.4%)

 $ 3,529     Federal Home Loan Bank, DN, 6.50%,
                7/03/2000 (cost: $3,527)                                  3,527
                                                                        -------
             Total investments (cost: $57,009)                          $80,575
                                                                        =======

See accompanying Notes to Portfolio of Investments, page B-43.

                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                  Security                                       (000)
---------                  --------                                      -------
            FOREIGN SECURITIES (60.5%)
            FOREIGN STOCKS (60.4%)

            ARGENTINA (0.2%)
31,000      PC Holdings S.A.                                             $    57
                                                                         -------
            AUSTRALIA (0.1%)
 1,400      CSL Ltd.                                                          28
50,000      Pasminco Ltd.*                                                    26
                                                                         -------
                                                                              54
                                                                         -------
            AUSTRIA (1.0%)
 2,500      Bank Austria AG                                                  122
 3,000      Boehler Uddeholm AG                                              105
 1,150      VA Technologie AG                                                 60
 2,250      Vienna Airport (Flughafen Wien)                                   80
                                                                         -------
                                                                             367
                                                                         -------
            BRAZIL (0.6%)
 1,600      Companhia Brasileira de Distribuicao Grupo Pao
               de Acucar ADR                                                  51
   900      Companhia Cervejaria Brahma                                       15
 2,100      Embratel Participacoes S.A. ADR                                   50
 1,790      Petroleo Brasileiro S.A. (Preferred)                              54
 1,800      Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                   52
                                                                         -------
                                                                             222
                                                                         -------
            CANADA (5.8%)
 8,900      Anderson Exploration Ltd.*                                       162
 3,800      C-MAC Industries, Inc.*                                          180
 4,000      Canadian Imperial Bank of Commerce                               110
 8,800      Canadian National Railway Co.                                    257
 8,000      Canadian Occidental Petroleum Ltd.                               217
 7,300      Manulife Financial Corp.                                         130
 7,900      Nortel Networks Corp.                                            539
10,000      Sun Life Financial Services                                      169
11,000      Suncor Energy, Inc.                                              256
 4,900      Toronto-Dominion Bank                                            119
                                                                         -------
                                                                           2,139
                                                                         -------
            CHINA (0.4%)
10,600      China Mobile Ltd.*                                                93
53,000      Cosco Pacific Ltd.                                                42
24,000      Legend Holding                                                    23
 8,000      Petrochina Co. Ltd.                                                2
                                                                         -------
                                                                             160
                                                                         -------
            DENMARK (1.5%)
33,219      Nordic Baltic Holding*                                           242
 6,000      SAS Danmark A/S                                                   50
 4,200      Tele Danmark A/S "B"                                             283
                                                                         -------
                                                                             575
                                                                         -------
            FINLAND (3.3%)
 7,261      Metso OYJ                                                         87
17,600      Nokia Corp. ADR                                                  879
 3,400      Perlos Corp.                                                     108
 3,700      Sampo Insurance Co. "A"                                          150
                                                                         -------
                                                                           1,224
                                                                         -------
            FRANCE (4.7%)
 2,500      Accor S.A.                                                       102
   800      Alcatel ADR                                                       53
 3,675      Aventis S.A.                                                     268
 3,978      CNP Assurances                                                   136
 4,700      Coflexip ADR                                                     284
 1,700      Eramet Group                                                      72
 1,040      ISIS S.A.                                                         74
 2,400      Renault S.A.                                                     109
 4,200      Rhodia S.A.                                                       71
 6,207      Total Fina S.A.                                                  477
 1,700      Valeo S.A.                                                        91
                                                                         -------
                                                                           1,737
                                                                         -------
            GERMANY (1.8%)
  4,700     Continental AG                                                    79
  5,200     Merck KGaA                                                       167
    990     SAP AG                                                           148
  6,000     Veba AG                                                          289
                                                                         -------
                                                                             683
                                                                         -------
            GREECE (0.3%)
 2,700      Hellenic Telecommunications Organization S.A. (OTE)               66
 3,878      National Bank of Greece S.A. GDR*                                 31
                                                                         -------
                                                                              97
                                                                         -------
            HONG KONG (0.2%)
 3,400      HSBC Holdings                                                     39
 3,300      Hutchison Whampoa Ltd.                                            41
                                                                         -------
                                                                              80
                                                                         -------
            HUNGARY (0.1%)
   800      Magyar Tavkozlesi RT. (MATAV) ADR                                 28
                                                                         -------
            INDIA (0.1%)
 2,700      Videsh Sanchar Nigam Ltd. GDR                                     43
                                                                         -------
            ISRAEL (0.3%)
 5,593      Bank Hapoalim Ltd.                                                16
 1,800      Blue Square Ltd. ADR                                              18
   200      Check Point Software Technologies Ltd.*                           42
   500      Teva Pharmaceutical Industries Ltd. ADR                           28
                                                                         -------
                                                                             104
                                                                         -------
            ITALY (2.7%)
 4,000      ENI S.p.A. ADR                                                   233
 2,200      Gucci Group N.V.                                                 208
45,000      Italgas S.p.A.                                                   199
 7,400      Telecom Italia S.p.A.                                            102
42,400      Telecom Italia S.p.A. Savings                                    281
                                                                         -------
                                                                           1,023
                                                                         -------

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                  Security                                       (000)
---------                  --------                                      -------
            JAPAN (9.0%)
    2,200   Asatsu DK                                                    $    90
    5,000   Daibiru Corp.                                                     40
       21   DDI Corp.                                                        202
    6,000   Fujitsu Ltd.                                                     208
      200   Funai Electric Co. Ltd.                                           33
      300   Internet Initiative, Inc. ADR*                                    18
    2,000   Ito-Yokado Co. Ltd.                                              120
   10,000   Kikkoman Corp.                                                    77
    5,000   Kirin Brewery Co. Ltd.                                            62
    1,000   Murata Manufacturing Co. Ltd.                                    144
   13,000   Nikko Securities Co. Ltd.                                        129
   42,000   Nippon Steel Corp.                                                88
       18   Nippon Telegraph & Telephone Corp.                               239
       40   Nippon Television Network                                         26
        4   NTT Mobile Communication Network, Inc.                           108
    3,000   Paris Miki, Inc.                                                 195
    1,000   Pasona Softbank, Inc.                                             27
    1,100   Ryohin Keikaku Co.                                               140
    4,000   Sailor Pen Co. Ltd.                                               72
    2,100   Sanix, Inc.*                                                     111
    3,000   Shin-Etsu Chemical Co., Ltd.                                     152
    2,500   Sony Corp.*                                                      233
   17,000   Sumitomo Corp.                                                   191
    4,000   Sumitomo Electric Industries, Ltd.                                69
    3,000   Takeda Chemical Industries                                       197
   18,000   Toshiba Corp.                                                    203
       22   West Japan Railway                                                89
    3,200   Zenrin Co.                                                        93
                                                                         -------
                                                                           3,356
                                                                         -------
            KOREA (0.9%)
    5,700   Korea Electric Power Corp. ADR                                   105
    1,599   Korea Telecom Corp. ADR                                           77
    2,000   Samsung Corp.                                                     17
      355   Samsung Electronics Co. Ltd.                                     118
                                                                         -------
                                                                             317
                                                                         -------
            MALAYSIA (0.1%)
      700   Malayan Bank Bhd                                                   3
    3,500   Malaysian Pacific Industries Bhd                                  36
    4,000   Telekom Malaysia Bhd                                              14
                                                                         -------
                                                                              53
                                                                         -------
            MEXICO (0.7%)
    4,100   Coca Cola Femsa S.A. ADR                                          77
    1,400   Fomento Economico Mexicano, S.A. de C.V. ADR                      60
    1,500   Telefonos de Mexico, S.A. de C.V. ADR                             86
    2,700   Tubos de Acero de Mexico, S.A. ADR                                38
                                                                         -------
                                                                             261
                                                                         -------
            NETHERLANDS (6.6%)
    7,300   Akzo Nobel N.V.                                                  310
    2,500   EVC International N.V.*                                           23
    5,100   Fortis NL N.V.                                                   149
    2,100   Getronics N.V.                                                    32
    5,600   ING Group N.V.                                                   379
    6,800   Koninklijke KPN N.V.                                             304
   11,600   Koninklijke Philips Electronics N.V. ADR                         551
    7,600   Oce-van der Grinten N.V.                                         124
    4,600   Versatel Telecom *                                               193
    4,300   VNU N.V.                                                         222
    6,800   Vopak Kon                                                        149
                                                                         -------
                                                                           2,436
                                                                         -------
            NORWAY (1.3%)
   51,600   Christiania Bank og Kreditkasse                                  277
    3,100   Schibsted ASA                                                     58
   21,600   Storebrand ASA                                                   156
                                                                         -------
                                                                             491
                                                                         -------
            PORTUGAL (1.5%)
    8,996   Banco Pinto & Sotto Mayor S.A.                                   200
   15,000   Brisa-Auto Estrada de Portugal S.A.                              129
   19,000   Portugal Telecom S.A. ADR                                        214
                                                                         -------
                                                                             543
                                                                         -------
            RUSSIA (0.1%)
      700   LUKoil ADR                                                        36
                                                                         -------
            SINGAPORE (0.2%)
    5,300   Natsteel Electronics Ltd.                                         16
    7,300   Singapore Airlines Ltd.                                           73
                                                                         -------
                                                                              89
                                                                         -------
            SOUTH AFRICA (0.1%)
   25,000   Firstrand Ltd.                                                    26
    2,889   South African Breweries plc                                       21
                                                                         -------
                                                                              47
                                                                         -------
            SPAIN (2.4%)
    9,365   Altadis S.A.                                                     144
   14,793   Banco Bilbao Vizcaya Argentaria                                  221
    8,650   Repsol S.A.                                                      172
    5,498   Telefonica de Espana S.A. ADR*                                   352
                                                                         -------
                                                                             889
                                                                         -------
            SWEDEN (2.8%)
    8,000   Autoliv, Inc. GDR                                                196
   14,400   Ericsson L M Tel Co. ADR                                         288
   50,616   Nordic Baltic Holding*                                           377
    7,080   Skandinaviska Enskilda Banken "A"                                 84
   33,615   Swedish Match AB                                                 103
                                                                         -------
                                                                           1,048
                                                                         -------
            SWITZERLAND (1.4%)
      168   Novartis AG                                                      266
      400   Selecta Group AG                                                 124
      193   Sulzer AG P.C.*                                                  128
       60   Swisscom AG                                                       21
                                                                         -------
                                                                             539
                                                                         -------
            TURKEY (0.2%)
1,200,000   Eregli Demir ve Celik Fabrikalari T.A.S.*                         49
1,459,375   Yapi ve Kredi Bankasi A.S.                                        16
                                                                         -------
                                                                              65
                                                                         -------

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                  Security                                       (000)
---------                  --------                                      -------
            UNITED KINGDOM (10.0%)
    7,000   AstraZeneca Group plc                                        $   327
   16,800   Bank of Scotland                                                 160
   53,400   Billiton plc                                                     217
    5,200   BOC Group plc                                                     75
      100   Bookham Technology*                                                6
   13,400   Cable & Wireless plc                                             227
   33,700   Cadbury Schweppes                                                221
   15,028   Celltech Group plc                                               291
   14,000   CGU plc                                                          233
   85,700   Cookson Group plc                                                286
   57,100   Corporate Services Group plc*                                     84
    1,900   Glaxo Wellcome plc ADR                                           110
   13,000   Laporte plc*                                                      94
   35,000   Old Mutual plc                                                    77
    9,200   Powergen plc                                                      79
   22,500   Reckitt & Colman                                                 252
   16,540   Reuters Group plc                                                282
   12,340   Royal Bank Scot Group                                            206
   45,300   Tomkins plc                                                      147
   22,864   WPP Group plc                                                    334
                                                                         -------
                                                                           3,708
                                                                         -------
            Total foreign stocks (cost: $15,888)                          22,471
                                                                         -------
Principal
 Amount
  (000)
---------
                              FOREIGN BOND (0.1%)

            JAPAN (0.1%)
   $   20   MBL International Finance (Bermuda) Trust
               Convertible Notes, 3.00%, 11/30/2002 (cost: $20)               21
                                                                         -------
            Total foreign securities (cost: $15,909)                      22,492
                                                                         -------
Number
of Shares
---------
                            DOMESTIC STOCKS (32.3%)

            ALUMINUM (0.6%)
    7,400   Alcoa, Inc.                                                      215
                                                                         -------
            BANKS - MAJOR REGIONAL (0.6%)
    4,000   Mellon Financial Corp.                                           160
    1,300   Wachovia Corp.                                                    71
                                                                         -------
                                                                             231
                                                                         -------
            BEVERAGES - NONALCOHOLIC (1.8%)
   12,800   Pepsi Bottling Group, Inc.                                       373
    6,900   PepsiCo, Inc.                                                    307
                                                                         -------
                                                                             680
                                                                         -------
            BIOTECHNOLOGY (0.6%)
    3,300   Amgen, Inc.*                                                     232
                                                                         -------
            BROADCASTING - RADIO & TV (1.1%)
    5,500   Clear Channel Communications, Inc.*                              413
                                                                         -------
            COMMUNICATION EQUIPMENT (1.6%)
      900   JDS Uniphase Corp.*                                              108
    5,500   Lucent Technologies, Inc.                                        326
    2,800   QualComm, Inc,*                                                  168
                                                                         -------
                                                                             602
                                                                         -------
            COMPUTER - HARDWARE (1.8%)
    6,300   Dell Computer Corp.*                                             311
    2,800   Hewlett-Packard Co.                                              349
                                                                         -------
                                                                             660
                                                                         -------
            COMPUTER - NETWORKING (1.9%)
    9,300   Cisco Systems, Inc.*                                             591
      900   Juniper Networks, Inc.*                                          131
                                                                         -------
                                                                             722
                                                                         -------
            COMPUTER SOFTWARE & SERVICE (4.0%)
    6,400   America Online, Inc.*                                            338
    1,700   BMC Software, Inc.*                                               62
      800   I2 Technologies, Inc.*                                            83
      800   Lycos, Inc.*                                                      43
    4,800   Microsoft Corp.*                                                 384
    5,800   Oracle Corp.*                                                    488
      600   Yahoo! Inc.*                                                      74
                                                                         -------
                                                                           1,472
                                                                         -------
            DRUGS (2.2%)
    2,900   Merck & Co., Inc.                                                222
    7,225   Pfizer, Inc.                                                     347
    5,000   Pharmacia Corp.                                                  258
                                                                         -------
                                                                             827
                                                                         -------
            ELECTRICAL EQUIPMENT (1.3%)
    9,100   General Electric Co.                                             482
                                                                         -------
            ELECTRONICS - SEMICONDUCTORS (3.6%)
    4,000   Analog Devices, Inc.*                                            304
    4,100   Intel Corp.                                                      548
    7,000   Texas Instruments, Inc.                                          481
                                                                         -------
                                                                           1,333
                                                                         -------
            ENTERTAINMENT (0.8%)
    7,700   Walt Disney Co.                                                  299
                                                                         -------
            EQUIPMENT - SEMICONDUCTORS (1.0%)
    4,100   Applied Materials, Inc.*                                         372
                                                                         -------

            FINANCE - DIVERSIFIED (0.5%)
    2,400   Morgan Stanley Dean Witter & Co.                                 200
                                                                         -------
            FOODS (0.9%)
    8,800   Keebler Foods Co.*                                               327
                                                                         -------
            HEALTH CARE - DIVERSIFIED (1.2%)
    2,800   Bristol-Myers Squibb Co.                                         163
    2,700   Johnson & Johnson, Inc.                                          275
                                                                         -------
                                                                             438
                                                                         -------

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                  Security                                       (000)
---------                  --------                                      -------
            HOSPITALS (0.1%)
    3,500   Health Management Associates, Inc.*                          $    46
                                                                         -------
            INSURANCE - MULTILINE COMPANIES (0.8%)
    2,400   American International Group, Inc.                               282
                                                                         -------
            INTERNET SERVICES (0.2%)
    1,700   Priceline.com Inc.*                                               65
                                                                         -------
            MANUFACTURING - SPECIALIZED (0.7%)
    3,700   Avery Dennison Corp.                                             248
                                                                         -------
            MEDICAL PRODUCTS & SUPPLIES (1.3%)
    3,200   Guidant Corp.*                                                   158
    6,400   Medtronic, Inc.                                                  319
                                                                         -------
                                                                             477
                                                                         -------
            OIL & GAS - DRILLING/EQUIPMENT (0.9%)
    7,000   Halliburton Co.                                                  330
                                                                         -------
            PERSONAL CARE (1.1%)
    9,400   Avon Products, Inc.                                              418
                                                                         -------
            RETAIL - DRUGS (0.1%)
    1,800   Duane Reade, Inc.*                                                46
                                                                         -------
            RETAIL - FOOD (0.4%)
    2,900   Safeway, Inc.*                                                   131
                                                                         -------
            RETAIL - GENERAL MERCHANDISING (0.8%)
    5,300   Target Corp.                                                     307
                                                                         -------
            RETAIL - SPECIALTY APPAREL (0.4%)
    4,100   Gap, Inc.                                                        128
                                                                         -------
            Total domestic stocks (cost: $6,000)                          11,983
                                                                         -------
Principal
 Amount
 (000)
---------

                        MONEY MARKET INSTRUMENT (7.2%)

$   2,688   Federal Home Loan Bank Consolidated DN,
               6.50%, 7/03/2000 (cost: $2,687)                             2,687
                                                                         -------
            Total investments (cost: $24,596)                            $37,162
                                                                         =======


                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                      PORTFOLIO SUMMARY BY CONCENTRATION


         U. S. Government                                            7.2%
         Drugs                                                       6.7
         Telephones                                                  6.5
         Communication Equipment                                     6.4
         Electronics - Semiconductors                                5.3
         Computer Software & Service                                 4.5
         Banks - Money Center                                        4.1
         Insurance - Multiline Companies                             3.7
         Electrical Equipment                                        3.0
         Oil - International Integrated                              2.7
         Beverages - Nonalcoholic                                    2.6
         Banks - Major Regional                                      2.4
         Computer - Networking                                       1.9
         Oil & Gas - Drilling/Equipment                              1.9
         Computer - Hardware                                         1.8
         Chemicals - Specialty                                       1.7
         Retail - Specialty                                          1.6
         Manufacturing - Diversified Industries                      1.5
         Finance - Diversified                                       1.4
         Electric Utilities                                          1.3
         Medical Products & Supplies                                 1.3
         Railroads/Shipping                                          1.3
         Broadcasting - Radio & TV                                   1.2
         Health Care - Diversified                                   1.2
         Oil & Gas - Exploration & Production                        1.2
         Advertising/Marketing                                       1.1
         Equipment - Semiconductors                                  1.1
         Foods                                                       1.1
         Manufacturing - Specialized                                 1.1
         Personal Care                                               1.1
         Auto Parts                                                  1.0
         Other                                                      19.1
                                                                   -----
         Total                                                     100.0%
                                                                   =====

See accompanying Notes to Portfolio of Investments, page B-43.

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                  Security                                       (000)
---------                  --------                                      -------
                             COMMON STOCKS (61.3%)

            AEROSPACE/DEFENSE (2.1%)
   13,000   B.F. Goodrich Co.                                            $   443
    7,440   Boeing Co.                                                       311
                                                                         -------
                                                                             754
                                                                         -------
            ALUMINUM (1.5%)
   18,000   Alcoa, Inc.                                                      522
                                                                         -------
            AUTOMOBILES (0.7%)
    6,000   Ford Motor Co.                                                   258
                                                                         -------
            AUTO PARTS (0.4%)
   11,000   Meritor, Inc.                                                    121
      785   Visteon Corp.                                                     10
                                                                         -------
                                                                             131
                                                                         -------
            BANKS - MAJOR REGIONAL (2.6%)
   11,000   Fleet Boston Financial Corp.                                     374
    7,000   PNC Financial Services Group                                     328
   10,000   SouthTrust Corp.                                                 226
                                                                         -------
                                                                             928
                                                                         -------
            BANKS - MONEY CENTER (0.8%)
    6,000   Chase Manhattan Corp.                                            276
                                                                         -------
            BEVERAGES - NONALCOHOLIC (1.0%)
    1,000   Coca-Cola Co.                                                     57
   10,000   Pepsi Bottling Group, Inc.                                       292
                                                                         -------
                                                                             349
                                                                         -------
            CHEMICALS (0.7%)
   15,000   Lyondell Petrochemical Co.                                       251
                                                                         -------
            COMMUNICATION EQUIPMENT (1.2%)
    7,000   Lucent Technologies, Inc.                                        415
                                                                         -------
            COMPUTER - HARDWARE (2.3%)
    3,500   Hewlett-Packard Co.                                              437
    3,500   IBM Corp.                                                        384
                                                                         -------
                                                                             821
                                                                         -------
            COMPUTER - NETWORKING (0.9%)
    5,000   Cisco Systems, Inc.*                                             318
                                                                         -------
            COMPUTER SOFTWARE & SERVICE (3.6%)
    5,500   Microsoft Corp.*                                                 440
    9,000   Oracle Corp.*                                                    756
    5,000   Unisys Corp.*                                                     73
                                                                         -------
                                                                           1,269
                                                                         -------
            CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (0.4%)
    8,000   American Greetings Corp. "A"                                     152
                                                                         -------
            DRUGS (2.3%)
    4,000   Merck & Co., Inc.                                                307
    6,020   Pharmacia Corp.                                                  311
    3,500   Watson Pharmaceuticals, Inc.*                                    188
                                                                         -------
                                                                             806
                                                                         -------
            ELECTRICAL EQUIPMENT (1.3%)
    9,000   General Electric Co.                                             477
                                                                         -------
            ELECTRONICS - INSTRUMENTATION (0.3%)
    1,334   Agilent Technologies, Inc.                                        98
                                                                         -------
            ELECTRONICS - SEMICONDUCTORS (2.7%)
    7,000   Intel Corp.                                                      936
                                                                         -------
            ENTERTAINMENT (0.8%)
    7,000   Walt Disney Co.                                                  272
                                                                         -------
            EQUIPMENT - SEMICONDUCTORS (1.0%)
    4,000   Applied Materials, Inc.*                                         363
                                                                         -------
            FINANCE - CONSUMER (0.8%)
    6,000   PMI Group, Inc.                                                  285
                                                                         -------
            FINANCE - DIVERSIFIED (1.6%)
   10,406   Associates First Capital "A"                                     232
    4,000   Morgan Stanley Dean Witter & Co.                                 333
                                                                         -------
                                                                             565
                                                                         -------
            FOODS (1.7%)
    5,500   Nabisco Holdings Corp. "A"                                       289
   15,000   Ralston Purina Group                                             299
                                                                         -------
                                                                             588
                                                                         -------
            HEALTH CARE - DIVERSIFIED (3.2%)
   11,000   American Home Products Corp.                                     646
    8,000   Bristol-Myers Squibb Co.                                         466
                                                                         -------
                                                                           1,112
                                                                         -------
            HOUSEHOLD PRODUCTS (1.1%)
    7,000   Kimberly-Clark Corp.                                             402
                                                                         -------
            INSURANCE - LIFE/HEALTH (0.4%)
    4,000   Stancorp Financial Group, Inc.                                   129
                                                                         -------
            INSURANCE - MULTILINE COMPANIES (2.7%)
    4,000   American International Group, Inc.                               470
    5,000   CIGNA Corp.                                                      467
                                                                         -------
                                                                             937
                                                                         -------
            INSURANCE - PROPERTY/CASUALTY (0.6%)
    9,000   Allstate Corp.                                                   200
                                                                         -------
            LEISURE TIME (0.4%)
    8,000   Brunswick Corp.                                                  133
                                                                         -------
            LODGING/HOTEL (0.6%)
    7,000   Starwood Hotels & Resorts Worldwide, Inc.                        228
                                                                         -------
            MACHINERY - DIVERSIFIED (1.4%)
    7,000   Caterpillar, Inc.                                                237
    7,000   Deere & Co.                                                      259
                                                                         -------
                                                                             496
                                                                         -------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (0.8%)
    4,000   Eaton Corp.                                                      268
                                                                         -------

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (CONTINUED)              JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                   Security                                      (000)
---------                   --------                                     ------
            MANUFACTURING - SPECIALIZED (1.6%)
    7,000   Avery Dennison Corp.                                          $  470
    5,000   Energizer Holdings, Inc.*                                         91
                                                                         -------
                                                                             561
                                                                         -------
            MEDICAL PRODUCTS & SUPPLIES (1.8%)
    8,000   Bausch & Lomb, Inc.                                              619
                                                                         -------
            NATURAL GAS UTILITIES (1.2%)
    3,000   Coastal Corp.                                                    183
    7,000   NICOR, Inc.                                                      228
                                                                         -------
                                                                             411
                                                                         -------
            OIL - DOMESTIC INTEGRATED (1.0%)
   17,000   Occidental Petroleum Corp.                                       358
                                                                         -------
            OIL - INTERNATIONAL INTEGRATED (2.0%)
    4,000   Chevron Corp.                                                    339
    7,000   Texaco, Inc.                                                     373
                                                                         -------
                                                                             712
                                                                         -------
            OIL & GAS - DRILLING/EQUIPMENT (1.1%)
   10,100   Helmerich & Payne, Inc.                                          377
                                                                         -------
            OIL & GAS - EXPLORATION & PRODUCTION (1.0%)
   15,500   Union Pacific Resources, Inc.                                    341
                                                                         -------
            PAPER & FOREST PRODUCTS (0.1%)
    2,200   Jefferson Smurfit Group plc ADR                                   39
                                                                         -------
            PHOTOGRAPHY - IMAGING (0.6%)
    9,500   Xerox Corp.                                                      197
                                                                         -------
            RAILROADS/SHIPPING (0.5%)
   13,000   Norfolk Southern Corp.                                           193
                                                                         -------
            RESTAURANTS (0.2%)
    4,000   Wendy's International, Inc.                                       72
                                                                         -------
            RETAIL - GENERAL MERCHANDISING (2.1%)
   12,000   Sears, Roebuck & Co.                                             391
    6,000   Wal-Mart Stores, Inc.                                            346
                                                                         -------
                                                                             737
                                                                         -------
            SAVINGS & LOAN HOLDING CO. (0.7%)
    9,000   Washington Mutual, Inc.                                          260
                                                                         -------
            SERVICES - COMMERCIAL & CONSUMER (0.4%)
    5,000   Hertz Corp. "A"                                                  140
                                                                         -------
            SERVICES - DATA PROCESSING (0.6%)
    4,000   First Data Corp.                                                 199
                                                                         -------
            TELECOMMUNICATIONS - LONG DISTANCE (1.9%)
    8,500   MCI WorldCom, Inc.*                                              390
    5,200   Sprint Corp.                                                     265
                                                                         -------
                                                                             655
                                                                         -------
            TELEPHONES (2.6%)
    6,576   Bell Atlantic Corp.                                              334
    6,000   GTE Corp.                                                        374
    5,000   SBC Communications, Inc.                                         216
                                                                         -------
                                                                             924
                                                                         -------
            Total common stocks (cost: $16,112)                           21,534
                                                                         -------


Principal                                                                 Market
 Amount                                              Coupon                Value
  (000)                      Security                 Rate     Maturity    (000)
---------                    --------                ------    --------   ------
            COLLATERALIZED MORTGAGE OBLIGATIONS (4.8%)
 $  428     Federal National Mortgage Assn.,
              Series 1997-72 CA                       9.50%    9/18/2023  $  444
    516     Federal National Mortgage Assn.,
              Series 1997-79 U                        9.00    11/18/2024     536
    670     Federal National Mortgage Assn.,
              Series 1998-7 H                         9.00     3/18/2025     701
                                                                          ------
            Total collateralized mortgage obligations
            (cost: $1,743)                                                 1,681
                                                                          ------
            CORPORATE OBLIGATIONS (29.8%)
            BANKS - MAJOR REGIONAL (5.2%)
  1,000     Corporacion Andina de Fomento,
              Global Bonds                            6.75     3/15/2005     950
  1,000     Imperial Bank, Subordinated Notes         8.50     4/01/2009     897
                                                                         -------
                                                                           1,847
                                                                         -------
            ELECTRIC UTILITIES (2.9%)
  1,000     Empire District Electric Co.,
              Senior Notes                            7.70    11/15/2004   1,004
                                                                         -------
            ELECTRONIC DEFENSE (2.9%)
  1,000     Litton Industries, Inc.,
              Senior Notes                            8.00    10/15/2009   1,004
                                                                         -------
            FINANCE - CONSUMER (2.8%)
  1,000     Ford Motor Credit Co., Notes              7.38    10/28/2009     970
                                                                         -------
            FINANCE - DIVERSIFIED (2.5%)
  1,000     Finova Capital Corp., Notes               7.25    11/08/2004     882

            MANUFACTURING - DIVERSIFIED INDUSTRIES (2.7%)
  1,000     Pactiv Corp., Notes                       7.20    12/15/2005     942
                                                                         -------
            MANUFACTURING - SPECIALIZED (2.8%)
  1,000     Giddings and Lewis, Inc., Notes           7.50    10/01/2005     984
                                                                         -------
            REAL ESTATE INVESTMENT TRUSTS (5.3%)
  1,000     American Health Properties, Inc.,
              Notes                                   7.50     1/15/2007     891
  1,000     Nationwide Health Properties, Inc., MTN   8.61     3/01/2002     991
                                                                         -------
                                                                           1,882
                                                                         -------
            RETAIL - FOOD (2.7%)
  1,000     Great Atlantic & Pacific Tea, Inc.,
              Senior Notes                            7.70     1/15/2004     955
                                                                         -------
            Total corporate obligations (cost: $10,747)                   10,470
                                                                         -------
            MONEY MARKET INSTRUMENT (3.1%)

  1,103     MCN Energy Group, Inc., CP,(a)
              (cost: $1,102)                          7.32     7/03/2000   1,102
                                                                         -------
            Total investments (cost: $29,704)                            $34,787
                                                                         =======

   See accompanying Notes to Portfolio of Investments, page B-43.


                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (CONTINUED)              JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                         Security                                (000)
---------                         --------                               ------
                             COMMON STOCKS (94.9%)

            AEROSPACE/DEFENSE (0.4%)
    7,000   AAR Corp.                                                    $    84
   10,000   HEICO Corp. "A"                                                  123
    5,000   Triumph Group, Inc.*                                             139
                                                                         -------
                                                                             346
                                                                         -------
            AIR FREIGHT (0.3%)
    3,000   EGL, Inc.*                                                        92
    3,000   United Parcel Service "B"                                        177
                                                                         -------
                                                                             269
                                                                         -------
            AIRLINES (0.3%)
    5,000   Atlantic Coast Airlines, Inc.*                                   159
    3,000   Midwest Express Holdings, Inc.*                                   64
                                                                         -------
                                                                             223
                                                                         -------
            BANKS - MAJOR REGIONAL (0.2%)
    8,000   Hamilton Bancorp, Inc.*                                          140
                                                                         -------
            BEVERAGES - ALCOHOLIC (0.4%)
    7,000   Beringer Wine Estates Holdings, Inc. "B"*                        247
    2,000   Robert Mondavi Corp. "A"*                                         62
                                                                         -------
                                                                             309
                                                                         -------
            BIOTECHNOLOGY (20.0%)
      800   Aclara Biosciences, Inc.*                                         41
    5,000   Affymetrix, Inc. *                                               826
    3,500   Diversa Corp.*                                                   116
   20,000   Genentech, Inc.*                                               3,440
    4,100   Genzyme Corp.*                                                   244
    7,000   Human Genome Sciences, Inc.*                                     934
   26,000   IDEC Pharmaceuticals Corp.*                                    3,050
   33,000   Immunex Corp.*                                                 1,631
    3,000   Invitrogen Corp.*                                                226
    1,500   Luminex Corp.*                                                    62
    6,400   Maxygen, Inc.*                                                   363
   18,000   Med Immune, Inc.*                                              1,332
    5,000   Medarex, Inc.                                                    423
   12,000   Millennium Pharmaceuticals, Inc.*                              1,342
    5,600   Sequenom, Inc.*                                                  254
   10,000   Techne Corp.*                                                  1,300
                                                                         -------
                                                                          15,584
                                                                         -------
            BROADCASTING - RADIO & TV (1.3%)
    3,700   Clear Channel Communications, Inc.*                              277
    1,900   Entercom Communications Corp.*                                    93
    4,800   Infinity Broadcasting Corp.*                                     175
    3,000   Spanish Broadcasting Systems, Inc. "A"*                           62
    2,700   Univision Communications, Inc. "A"*                              279
    3,000   Wink Communications, Inc.*                                        92
                                                                         -------
                                                                             978
                                                                         -------
            CHEMICALS (0.3%)
    5,000   Symyx Technologies*                                              213
                                                                         -------
            COMMUNICATION EQUIPMENT (7.9%)
      400   Accelerated Networks, Inc.                                        17
    6,000   Advanced Fibre Communications, Inc.*                             272
    3,800   Airnet Communications Corp.*                                      99
    1,000   Avanex Corp.*                                                     95
    1,300   Breezecom Ltd.*                                                   57
    2,800   CIENA Corp.*                                                     467
    3,700   Clarent Corp.*                                                   264
    6,115   Digital Microwave Corp.*                                         233
    5,000   Ditech Communications Corp.*                                     473
    1,000   Efficient Networks, Inc.*                                         74
   15,200   Harmonic, Inc.*                                                  376
    5,300   interWAVE Communications International, Ltd*                      74
   13,424   JDS Uniphase Corp.*                                            1,609
    4,300   MCK Communications, Inc.*                                         99
    5,800   Metawave Communications Corp.*                                   155
    3,600   Netro Corp.*                                                     207
      300   New Focus, Inc.*                                                  25
    1,400   Next Level Communications, Inc.*                                 120
      500   ONI Systems Corp.*                                                59
    3,700   Paradyne Networks, Inc.*                                         120
    4,700   PC-Tel, Inc.*                                                    179
    3,100   Sierra Wireless, Inc.*                                           167
      800   Sonus Networks, Inc.*                                            126
      900   Sycamore Networks, Inc.*                                          99
    1,200   Telaxis Communications Corp.*                                     37
    7,000   Terayon Communication Systems, Inc.*                             450
    3,700   UTStarcom, Inc.*                                                 112
    2,400   Vyyo, Inc.*                                                       65
                                                                         -------
                                                                           6,130
                                                                         -------
            COMPUTER - HARDWARE (1.4%)
      300   Handspring, Inc.                                                   8
    2,300   Palm, Inc.*                                                       77
   16,200   Sandisk Corp.*                                                   991
                                                                         -------
                                                                           1,076
                                                                         -------
            COMPUTER - NETWORKING (4.1%)
    2,000   Alteon Websystems, Inc.*                                         200
    1,500   Brocade Communications Systems, Inc.*                            275
   10,800   Cisco Systems, Inc.*                                             687
    9,300   Extreme Networks, Inc.*                                          981
    4,500   Finisar Corp.*                                                   118
    1,200   Foundry Networks, Inc.*                                          132
    2,000   Juniper Networks, Inc.*                                          291
    1,300   Network Appliance, Inc.*                                         105
    2,300   Redback Networks, Inc.*                                          409
      400   Stratos Lightwave, Inc.                                           11
                                                                         -------
                                                                           3,209
                                                                         -------
           COMPUTER SOFTWARE & SERVICE (5.9%)
    3,000  Active Software, Inc.*                                            233
    5,000  Bluestone Software, Inc.*                                         128
    3,600  BroadVision, Inc.*                                                183

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (CONTINUED)              JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                         Security                                (000)
---------                         --------                               ------
  7,500     ClickSoftware Technologies, Inc.                             $   53
  3,600     Commerce One, Inc.*                                             163
  4,800     Crossworlds Software, Inc.*                                      87
  2,700     HNC Software, Inc.*                                             167
  1,200     I2 Technologies, Inc.*                                          125
  2,000     InterTrust Technologies Corp.*                                   41
  3,400     Liberate Technologies, Inc.*                                    100
  1,000     Nuance Communications, Inc.*                                     83
    900     Numerical Technologies, Inc.*                                    44
  1,000     OpenTV Corp. "A"*                                                45
  2,500     OTG Software, Inc.*                                              71
  2,500     Phone.com, Inc.*                                                163
  3,100     Portal Software, Inc.*                                          198
  1,100     Primus Knowledge Solutions, Inc.*                                50
  4,200     Scientific Learning Corp.*                                       93
  3,200     Sequoia Software Corp.*                                          52
    800     Ulticom, Inc.*                                                   19
 12,900     Verisign, Inc.*                                               2,277
  4,300     Vignette Corp.*                                                 224
  1,700     Virage, Inc.                                                     31
                                                                         ------
                                                                          4,630
                                                                         ------
            DRUGS (6.8%)
 10,000     Alpharma, Inc. "A"                                              623
  6,000     Andrx Corp.*                                                    384
 20,000     Biovail Corp.*                                                1,109
  7,000     Elan Corp. plc ADR*                                             339
  3,500     Ivax Corp.*                                                     145
  3,000     Jones Pharma, Inc.                                              120
  4,500     King Pharmaceuticals, Inc.*                                     197
 20,000     Sepracor, Inc.*                                               2,412
                                                                         ------
                                                                          5,329
                                                                         ------
            ELECTRICAL EQUIPMENT (1.6%)
    500     Capstone Turbine Corp.                                           23
  9,700     DDI Corp.*                                                      276
  6,000     Flextronics International Ltd.*                                 412
  4,200     Manufacturers Services, Ltd.                                     86
  3,090     Sanmina Corp.*                                                  264
 12,100     Viasystems Group, Inc.*                                         196
                                                                         ------
                                                                          1,257
                                                                         ------
            ELECTRONICS - INSTRUMENTATION (0.1%)
  1,600     Cabot Microelectronics Corp.*                                    73
                                                                         ------
            ELECTRONICS - SEMICONDUCTORS (8.5%)
  9,200     Applied Micro Circuits Corp.*                                   908
  5,000     Arm Holdings plc*                                               164
  1,500     Centillium Communications, Inc.*                                104
  2,700     Exar Corp.*                                                     235
    100     Exfo Electro-Optical Engineering, Inc.                            4
  2,400     GlobeSpan, Inc.*                                                293
  6,400     Insilicon, Inc.*                                                100
  1,600     Intersil Holding Corp.*                                          87
    700     Marvell Technology Group Ltd.                                    40
  7,500     Metalink Ltd.*                                                  222
  5,300     MMC Networks, Inc.*                                             283
  2,000     Parthus Technologies plc ADR*                                    57
    600     Quantum Effect Devices, Inc.*                                    34
    400     Silicon Image, Inc.*                                             20
    300     Silicon Laboratories, Inc.*                                      16
  1,600     Stanford Microdevices, Inc.*                                     70
 24,300     TranSwitch Corp.*                                             1,876
 11,100     Triquint Semiconductor, Inc.*                                 1,062
  3,600     Virata Corp.*                                                   215
 11,800     Vitesse Semiconductor Corp.*                                    868
                                                                         ------
                                                                          6,658
                                                                         ------
            ENGINEERING & CONSTRUCTION (1.1%)
 15,000     Quanta Services, Inc.*                                          825
                                                                         ------
            EQUIPMENT - SEMICONDUCTORS (0.7%)
  6,500     Cymer, Inc.*                                                    310
  3,100     PRI Automation, Inc.*                                           203
                                                                         ------
                                                                            513
                                                                         ------
            FINANCE - CONSUMER (0.7%)
 12,000     Metris Companies, Inc.                                          302
 10,000     NCO Group, Inc.*                                                231
                                                                         ------
                                                                            533
                                                                         ------
            FINANCE - DIVERSIFIED (0.1%)
  3,400     Heller Financial, Inc. "A"                                       70
                                                                         ------
            FOODS (0.4%)
  5,000     American Italian Pasta Co. "A"*                                 104
  5,000     Suiza Foods Corp.*                                              244
                                                                         ------
                                                                            348
                                                                         ------
            HEALTH CARE - DIVERSIFIED (1.3%)
 18,000     Accredo Health, Inc.*                                           622
 10,000     ICON plc ADR*                                                   166
  5,600     Professional Detailing, Inc.*                                   191
                                                                         ------
                                                                            979
                                                                         ------
            HEALTH CARE - HMOS (0.5%)
  6,000     Express Scripts, Inc. "A"*                                      373
                                                                         ------
            HEALTH CARE - SPECIALIZED SERVICES (2.0%)
 10,400     Advance Paradigm, Inc.*                                         213
  4,000     Ebenx, Inc.*                                                     85
 15,000     Omnicare, Inc.                                                  136
  5,100     Orthodontic Centers of America, Inc.*                           115
  9,000     Priority Healthcare Corp. "B"*                                  669
 15,000     Renal Care Group, Inc.*                                         367
                                                                         ------
                                                                          1,585
                                                                         ------
            HOME FURNISHINGS & APPLIANCES (0.2%)
  7,500     Ethan Allen Interiors, Inc.                                     180
                                                                         ------
            HOSPITALS (0.2%)
  4,000     Province Healthcare Co.*                                        144
                                                                         ------
            HOUSEWARES (0.1%)
  3,000     Yankee Candle Co., Inc.*                                         65
                                                                         ------

                                   ---------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (CONTINUED)              JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                         Security                                (000)
---------                         --------                               ------
            INTERNET SERVICES (5.2%)
    400     724 Solutions, Inc.*                                         $   18
  1,900     Akamai Technologies, Inc.*                                      226
  2,200     Ariba, Inc.*                                                    216
  1,800     Be Free, Inc.*                                                   16
  6,200     CAIS Internet, Inc.*                                             87
  5,000     CareInsite, Inc.*                                                89
  1,600     Click Commerce, Inc.                                             36
  2,177     CMGI, Inc.*                                                     100
  4,400     Cysive, Inc.*                                                   105
  1,900     Data Return Corp.*                                               55
  3,200     Digex, Inc.*                                                    218
  4,000     Digital Island, Inc.*                                           195
  3,000     Entrust Technologies, Inc.*                                     248
  1,500     Freemarkets, Inc.*                                               71
  3,200     GoAmerica, Inc.*                                                 49
  3,200     GRIC Communications, Inc.*                                       57
  8,500     Homestore.com, Inc.*                                            248
  1,600     i3 Mobile, Inc.*                                                 29
  5,800     Ibeam Broadcasting Corp.*                                       105
  2,900     Infospace, Inc.*                                                160
  3,500     Interliant, Inc.*                                                82
  3,800     InterNAP Network Services Corp.*                                158
  2,900     Internet Capital Group, Inc.*                                   107
  8,354     Internet Pictures Corp,*                                        126
  6,900     Loudeye Technologies, Inc.*                                     120
  2,441     MedicaLogic, Inc.*                                               23
  2,200     MyPoints.com, Inc.*                                              42
  1,200     Navisite, Inc.*                                                  50
  6,700     Netcentives, Inc.*                                              125
 11,600     Promotions.com, Inc.*                                            58
  3,300     PurchasePro.com, Inc.*                                          135
  1,300     Register.com, Inc.*                                              40
  2,100     Retek, Inc.*                                                     67
  2,100     Selectica, Inc.*                                                147
    400     StorageNetworks, Inc.                                            36
  5,600     Tumbleweed Communications Corp.*                                285
  7,000     Viador, Inc.*                                                   111
                                                                         ------
                                                                          4,040
                                                                         ------
            INVESTMENT BANKS / BROKERAGE (0.4%)
 11,000     Knight Trading Group, Inc.*                                     328
                                                                         ------
            LODGING/HOTEL (0.4%)
  5,000     Four Seasons Hotels, Inc.                                       311
                                                                         ------
            MEDICAL PRODUCTS & SUPPLIES (0.9%)
  7,100     Caliper Technologies Corp.*                                     327
  4,500     Charles River Laboratories International                        100
  6,000     Henry Schein, Inc.*                                             103
  5,000     SciQuest.com, Inc.*                                              57
  5,000     Sybron Corp.*                                                    99
                                                                         ------
                                                                            686
                                                                         ------

            OIL & GAS - DRILLING/EQUIPMENT (1.8%)
  5,000     Cooper Cameron Corp.*                                           330
 10,000     Grant Prideco, Inc.*                                            250
  6,000     Smith International, Inc.*                                      437
 10,000     Weatherford International, Inc.*                                398
                                                                         ------
                                                                          1,415
                                                                         ------
            PERSONAL CARE (0.4%)
  6,000     Estee Lauder Companies, Inc. "A"                                297
                                                                         ------
            RESTAURANTS (0.9%)
  2,800     Krispy Kreme Doughnuts, Inc.*                                   206
  7,000     P.F. Chang's China Bistro, Inc.*                                223
 10,000     Papa John's International, Inc.*                                245
                                                                         ------
                                                                            674
                                                                         ------
            RETAIL - BUILDING SUPPLIES (2.2%)
  5,000     Fastenal Co.                                                    253
 30,000     Home Depot, Inc.                                              1,498
                                                                         ------
                                                                          1,751
                                                                         ------
            RETAIL - DISCOUNTERS (0.8%)
 16,500     Dollar Tree Stores, Inc.*                                       653
                                                                         ------
            RETAIL - FOOD (0.1%)
  6,000     Wild Oats Markets, Inc.*                                         75
                                                                         ------

            RETAIL - GENERAL MERCHANDISING (0.3%)
  8,000     Costco Wholesale Corp.*                                         264
                                                                         ------
            RETAIL - SPECIALTY (2.2%)
  9,333     99 Cents Only Stores*                                           372
  2,000     Bed Bath & Beyond, Inc.*                                         73
 16,500     Cost Plus, Inc.*                                                473
  2,000     Tuesday Morning Corp.*                                           21
 25,000     Williams-Sonoma, Inc.*                                          811
                                                                         ------
                                                                          1,750
                                                                         ------
            RETAIL - SPECIALTY APPAREL (0.4%)
 10,000     Abercrombie & Fitch Co. "A"*                                    122
  5,000     Charlotte Russe Holding, Inc.*                                   53
  6,000     Chico's FAS, Inc.*                                              120
    600     Too, Inc.*                                                       15
                                                                         ------
                                                                            310
                                                                         ------
            SERVICES - COMMERCIAL & CONSUMER (0.5%)
  5,000     Barra, Inc.*                                                    248
  5,000     MSC Industrial Direct Co. "A"*                                  104
                                                                         ------
                                                                            352
                                                                         ------
            SERVICES - DATA PROCESSING (0.1%)
  3,000     MedQuist, Inc.*                                                 102
                                                                         ------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (3.2%)
    800     Aether Systems, Inc.*                                           164
  4,900     Alamosa PCS Holdings, Inc.*                                     102
 10,000     Dobson Communications Corp. "A"*                                192
  7,600     Microcell Telecommunications, Inc. "B"*                         275
  3,000     Nextel Partners, Inc. "A"*                                       98
  3,300     Powertel, Inc.*                                                 234
  3,300     Tritel, Inc.*                                                    98

                                   ---------
                                     B-38

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (CONTINUED)              JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                   Security                                      (000)
---------                   --------                                     ------
    300     Triton PCS Holdings, Inc. "A"*                              $    17
  6,200     UbiquiTel, Inc.*                                                 59
  6,500     US Unwired, Inc. "A"*                                            85
  7,000     VoiceStream Wireless Corp.*                                     814
  7,000     Western Wireless Corp. "A"*                                     381
                                                                        -------
                                                                          2,519
                                                                        -------
            TELECOMMUNICATIONS - LONG DISTANCE (1.1%)
  4,200     CapRock Communications Corp.*                                    82
  5,000     Global Crossing Ltd.*                                           132
  2,400     IMPSAT Fibre Networks, Inc.*                                     40
  9,300     ITC DeltaCom, Inc.*                                             207
  1,600     Level 3 Communications, Inc.*                                   141
  3,100     Startec Global Communications Corp.*                             33
  3,600     Universal Access, Inc.*                                          88
  5,000     Williams Communications Group*                                  166
                                                                        -------
                                                                            889
                                                                        -------
            TELEPHONES (6.0%)
  4,700     Adelphia Business Solutions*                                    109
  2,300     Allegiance Telecom, Inc.*                                       147
  5,700     Allied Riser Communications Corp.*                               80
  3,800     Choice One Communications, Inc.*                                155
  2,475     Covad Communications Group, Inc.*                                40
  7,900     Cypress Communications, Inc.*                                    57
  4,000     DSL.net, Inc.*                                                   41
  1,500     Focal Communications Corp.*                                      54
 12,400     Global TeleSystems, Inc.*                                       150
 11,300     GT Group Telecom, Inc. "B"*                                     179
  3,800     Intermedia Communications, Inc.*                                113
 11,400     McLeod, Inc.*                                                   236
 44,400     Metromedia Fiber Network, Inc. "A"*                           1,762
  4,100     Network Access Solutions Corp.*                                  39
 12,000     NEXTLINK Communications, Inc. "A"*                              455
  8,700     Northeast Optic Network, Inc.*                                  536
  2,500     NorthPoint Communications Group, Inc.*                           28
  3,900     Pac-West Telecomm, Inc.*                                         78
  4,500     Rhythms NetConnections, Inc.*                                    57
  2,900     Teligent, Inc. "A"*                                              68
  1,500     Time Warner Telecom, Inc. "A"*                                   97
  6,750     Winstar Communications, Inc.*                                   229
                                                                        -------
                                                                          4,710
                                                                        -------
            TEXTILES - APPAREL (0.2%)
  5,000     Columbia Sportswear Co.*                                        134
  4,500     Cutter and Buck, Inc.*                                           36
                                                                        -------
                                                                            170
                                                                        -------
            TRUCKERS (0.6%)
 11,850     Forward Air Corp.*                                              474
                                                                        -------
            WASTE MANAGEMENT (0.4%)
 15,000     Waste Connections, Inc.*                                        296
                                                                        -------
            Total common stocks (cost: $40,901)                          74,105
                                                                        -------

Principal
  Amount
  (000)
---------
            MONEY MARKET INSTRUMENT (4.9%)
$ 3,878     Federal Home Loan Bank, DN, 6.50%, 7/03/2000
             (cost: $3,877)                                             $ 3,877
                                                                        -------
            Total investments (cost: $44,778)                           $77,982
                                                                        =======

        See accompanying Notes to Portfolio of Investments, page B-43.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE INTERNATIONAL FUND
--------------------------------------------------------------------------------

      PORTFOLIO OF INVESTMENTS                  JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         Market
 Number                                                                   Value
of Shares                      Security                                   (000)
_________                      ________                                  ______
                STOCKS (93.8%)

            ARGENTINA (0.2%)
 38,800     PC Holdings S.A.                                             $   71
                                                                         ------
            AUSTRALIA (0.2%)
  1,700     CSL Ltd.                                                         33
 67,000     Pasminco Ltd.*                                                   36
                                                                         ------
                                                                             69
                                                                         ------
            AUSTRIA (1.4%)
  2,700     Bank Austria AG                                                 132
  3,500     Boehler Uddeholm AG                                             122
  1,150     VA Technologie AG                                                61
  2,850     Vienna Airport (Flughafen Wien)                                 101
                                                                         ------
                                                                            416
                                                                         ------
            BRAZIL (0.8%)
  2,000     Companhia Brasileira de
              Distribuicao Grupo Pao de Acucar ADR                           64
  1,500     Companhia Cervejaria Brahma                                      26
  2,600     Embratel Participacoes S.A. ADR                                  61
  2,080     Petroleo Brasileiro S.A. (Preferred)                             63
  1,100     Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                  32
                                                                         ------
                                                                            246
                                                                         ------
            CANADA (8.4%)
 11,900     Anderson Exploration Ltd.*                                      216
  4,400     C-MAC Industries, Inc.*                                         208
  4,300     Canadian Imperial Bank of Commerce                              118
 11,200     Canadian National Railway Co.                                   327
 10,300     Canadian Occidental Petroleum Ltd.                              280
  7,600     Manulife Financial Corp.*                                       135
  9,900     Nortel Networks Corp.                                           676
  4,800     Sun Life Financial Services                                      81
 13,200     Suncor Energy, Inc.                                             308
  6,500     Toronto-Dominion Bank                                           158
                                                                         ------
                                                                          2,507
                                                                         ------
            CHINA (0.7%)
 10,900     China Mobile, Ltd.*                                              96
 70,000     Cosco Pacific Ltd.                                               55
 42,000     Legend Holding                                                   41
 10,000     Petrochina Co. Ltd.                                               2
                                                                         ------
                                                                            194
                                                                         ------
            DENMARK (2.2%)
 36,841     Nordic Baltic Holding*                                          269
  8,000     SAS Danmark A/S                                                  67
  4,900     Tele Danmark A/S "B"                                            330
                                                                         ------
                                                                            666
                                                                         ------
            FINLAND (5.1%)
  9,866     Metso OYJ                                                       119
 21,800     Nokia Corp. ADR                                               1,088
  3,900     Perlos Corp.                                                    123
  4,800     Sampo Insurance Co. "A"                                         195
                                                                         ------
                                                                          1,525
                                                                         ------
            FRANCE (7.2%)
  3,500     Accor S.A.                                                   $  143
    900     Alcatel ADR                                                      60
  4,776     Aventis S.A.                                                    349
  4,440     CNP Assurances                                                  151
  6,000     Coflexip ADR                                                    363
  2,000     Eramet Group                                                     85
  1,360     ISIS S.A.                                                        97
  3,000     Renault S.A.                                                    136
  5,000     Rhodia S.A.                                                      84
  7,370     Total Fina S.A.                                                 566
  1,900     Valeo S.A.                                                      102
                                                                         ------
                                                                          2,136
                                                                         ------
            GERMANY (2.8%)
  6,200     Continental AG                                                  104
  6,000     Merck KGaA                                                      192
  1,260     SAP AG                                                          188
  7,200     Veba AG                                                         347
                                                                         ------
                                                                            831
                                                                         ------
            GREECE (0.5%)
  4,000     Hellenic Telecommunications
              Organization S.A. (OTE)                                        98
  5,607     National Bank of Greece S.A. GDR*                                44
                                                                         ------
                                                                            142
                                                                         ------
            HONG KONG (0.4%)
  4,600     HSBC Holdings                                                    53
  4,500     Hutchison Whampoa Ltd.                                           56
                                                                         ------
                                                                            109
                                                                         ------
            HUNGARY (0.1%)
  1,300     Magyar Tavkozlesi RT. (MATAV) ADR                                45
                                                                         ------
            INDIA (0.2%)
  3,700     Videsh Sanchar Nigam Ltd. GDR                                    58
                                                                         ------
            ISRAEL (0.6%)
  8,000     Bank Hapoalim Ltd.                                               23
  2,400     Blue Square Ltd. ADR                                             24
    400     Check Point Software Technologies Ltd.*                          85
    600     Teva Pharmaceutical Industries Ltd. ADR                          33
                                                                         ------
                                                                            165
                                                                         ------
            ITALY (4.2%)
  5,000     ENI S.p.A. ADR                                                  291
  2,700     Gucci Group N.V.                                                256
 56,000     Italgas S.p.A.                                                  247
 10,300     Telecom Italia S.p.A.                                           142
 47,700     Telecom Italia S.p.A. Savings                                   316
                                                                         ------
                                                                          1,252
                                                                         ------
            JAPAN (14.5%)
  2,800     Asatsu DK                                                       115
  6,000     Daibiru Corp.                                                    48
     28     DDI Corp.                                                       269
  7,000     Fujitsu Ltd.                                                    242
    300     Funai Electric Co. Ltd.                                          50

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE INTERNATIONAL FUND
--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)           JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Market
 Number                                                                Value
of Shares                    Security                                  (000)
---------                    --------                                 ------

     400     Internet Initiative, Inc. ADR*                           $   24
   2,000     Ito-Yokado Co. Ltd.                                         120
  17,000     Kikkoman Corp.                                              131
   7,000     Kirin Brewery Co. Ltd.                                       87
   2,000     Murata Manufacturing Co. Ltd.                               287
  18,000     Nikko Securities Co. Ltd.                                   178
  55,000     Nippon Steel Corp.                                          116
      22     Nippon Telegraph & Telephone Corp. (NTT)                    292
       5     NTT Mobile Communication Network, Inc.                      135
   3,900     Paris Miki, Inc.                                            254
   2,000     Pasona Softbank, Inc.                                        55
   1,300     Ryohim Keikaku Co.                                          165
   6,000     Sailor Pen Co. Ltd.                                         107
   3,600     Sanix, Inc.*                                                190
   3,000     Shin-Etsu Chemical Co., Ltd.                                152
   3,200     Sony Corp.*                                                 299
  21,000     Sumitomo Corp.                                              236
   5,000     Sumitomo Electric Industries, Ltd.                           86
   3,000     Takeda Chemical Industries                                  197
  23,000     Toshiba Corp.                                               259
      28     West Japan Railway                                          114
   3,300     Zenrin Co.                                                   96
                                                                     -------
                                                                       4,304
                                                                     -------
             KOREA (1.3%)
   5,000     Korea Electric Power Corp. ADR                               92
   2,512     Korea Telecom Corp. ADR                                     122
   3,000     Samsung Corp.                                                26
     450     Samsung Electronics Co. Ltd.                                149
                                                                     -------
                                                                         389
                                                                     -------
             MALAYSIA (0.3%)
  11,900     Malayan Bank Bhd                                             48
   1,900     Malaysian Pacific Industries Bhd                             20
   7,000     Telekom Malaysia Bhd                                         24
                                                                     -------
                                                                          92
                                                                     -------
             MEXICO (1.0%)
   4,100     Coca Cola Femsa S.A. ADR                                     78
   1,400     Fomento Economico Mexicano, S.A. de C.V. ADR                 60
   1,800     Telefonos de Mexico, S.A. de C.V. ADR                       103
   3,400     Tubos de Acero de Mexico, S.A. ADR                           47
                                                                     -------
                                                                         288
                                                                     -------
             NETHERLANDS (9.9%)
   9,100     Akzo Nobel N.V.                                             387
   2,900     EVC International N.V.*                                      26
   6,500     Fortis NL N.V.                                              189
   2,400     Getronics N.V.                                               37
   6,700     ING Group N.V.                                              453
   8,400     Koninklijke KPN N.V.                                        376
  15,376     Koninklijke Philips Electronics N.V. ADR                    730
   8,100     Oce-van der Grinten N.V.                                    133
   5,500     Versatel Telecom*                                           231
   4,300     VNU N.V.                                                    222
   7,700     Vopak Kon                                                   169
                                                                     -------
                                                                       2,953
                                                                     -------
             NORWAY (2.2%)
   72,000    Christiania Bank og Kreditkasse                             387
    3,900    Schibsted ASA                                                72
   26,900    Storebrand ASA                                              194
                                                                     -------
                                                                         653
                                                                     -------
             PORTUGAL (2.4%)
   10,300    Banco Pinto & Sotto Mayor S.A.                              229
   16,000    Brisa-Auto Estrada de Portugal S.A.                         138
   30,000    Portugal Telecom S.A. ADR                                   337
                                                                     -------
                                                                         704
                                                                     -------
             RUSSIA (0.2%)
    1,000    LUKoil ADR                                                   51
                                                                     -------
             SINGAPORE (0.4%)
    8,700    Natasteel Electronics Ltd.                                   27
    7,900    Singapore Airlines Ltd.                                      78
                                                                     -------
                                                                         105
                                                                     -------
             SOUTH AFRICA (0.2%)
   34,600    Firstrand Ltd.                                               36
    3,508    South African Breweries plc                                  26
                                                                     -------
                                                                          62
                                                                     -------
             SPAIN (3.9%)
   12,900    Altadis S.A.                                                198
   19,606    Banco Bilbao Vizcaya Argentaria                             293
    9,750    Repsol S.A.                                                 194
    7,319    Telefonica de Espana S.A. ADR*                              469
                                                                     -------
                                                                       1,154
                                                                     -------
             SWEDEN (4.3%)
    9,200    Autoliv, Inc. GDR                                           225
   18,300    Ericsson L M Tel Co. ADR                                    366
   58,650    Nordic Baltic Holding*                                      437
    9,240    Skandinaviska Enskilda Banken "A"                           109
   43,643    Swedish Match AB                                            135
                                                                     -------
                                                                       1,272
                                                                     -------
             SWITZERLAND (2.2%)
      205    Novartis AG                                                 325
      490    Selecta Group AG                                            152
      233    Sulzer AG P.C.*                                             155
       80    Swisscom AG                                                  27
                                                                     -------
                                                                         659
                                                                     -------
             TAIWAN (0.7%)
   28,000    Taiwan Semiconductor Manufacturing Co.                      133
   28,000    United Microelectronics Corp.                                78
                                                                     -------
                                                                         211
                                                                     -------
             TURKEY (0.3%)
1,500,000    Eregli Demir ve Celik Fabrikalari T.A.S.*                    61
2,169,246    Yapi ve Kredi Bankasi A.S.                                   24
                                                                     -------
                                                                          85
                                                                     -------
             UNITED KINGDOM (15.0%)
    6,200    AstraZeneca Group plc                                       289
   21,400    Bank of Scotland                                            204

                                    ------
                                     B-41

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE INTERNATIONAL FUND
--------------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS (CONTINUED)            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      Market
 Number                                                                Value
of Shares                    Security                                  (000)
---------                    --------                                 ------

  63,500     Billiton plc                                            $   258
   6,100     BOC Group plc                                                88
     100     Bookham Technology*                                           6
  15,400     Cable & Wireless plc                                        261
  45,600     Cadbury Schweppes                                           299
  18,434     Celltech Group plc                                          357
  18,400     CGU plc                                                     306
 104,000     Cookson Group plc                                           347
  77,500     Corporate Services Group plc*                               114
   2,600     Glaxo Wellcome plc ADR                                      150
  13,400     Laporte plc*                                                 97
  49,000     Old Mutual plc*                                             108
   9,900     Powergen plc                                                 85
  25,500     Reckitt & Colman                                            286
  19,820     Reuters Group plc                                           338
  15,824     Royal Bank Scot Group                                       265
  58,600     Tomkins plc                                                 190
  27,311     WPP Group plc                                               399
                                                                     -------
                                                                       4,447
                                                                     -------
             Total stocks (cost: $21,984)                             27,861
                                                                     -------
 Principal
  Amount
  (000)
 ---------
                     MONEY MARKET INSTRUMENT (6.3%)

$  1,856     Federal Home Loan Bank Consolidated DN, 6.50%,
               7/03/2000 (cost: $1,856)                                1,856
                                                                     -------
             Total investments (cost: $23,840)                       $29,717
                                                                     =======


                      PORTFOLIO SUMMARY BY CONCENTRATION

          Telephones                                          10.4%
          Communication Equipment                              7.4
          Drugs                                                6.5
          U. S. Government                                     6.2
          Banks - Money Center                                 6.1
          Insurance - Multiline Companies                      4.5
          Oil - International Integrated                       4.0
          Electronics - Semiconductors                         3.3
          Banks - Major Regional                               3.0
          Electrical Equipment                                 2.7
          Chemicals - Specialty                                2.4
          Manufacturing - Diversified Industries               2.3
          Retail - Specialty                                   2.3
          Railroads/Shipping                                   2.1
          Oil & Gas - Exploration & Production                 1.9
          Electric Utilities                                   1.8
          Advertising/Marketing                                1.7
          Oil & Gas - Drilling/Equipment                       1.5
          Auto Parts                                           1.4
          Telecommunications - Cellular/Wireless               1.4
          Beverages-Nonalcoholic                               1.3
          Metals/Mining                                        1.3
          Services - Commercial & Consumer                     1.3
          Iron & Steel                                         1.2
          Investment Banks/Brokerage                           1.1
          Services - Data Processing                           1.1
          Telecommunications - Long Distance                   1.1
          Tobacco                                              1.1
          Household Products                                   1.0
          Leisure Time                                         1.0
          Manufacturing - Specialized                          1.0
          Oil - Domestic Integrated                            1.0
          Other                                               13.7
                                                            ------
          Total                                              100.1%
                                                            ======

See accompanying Notes to Portfolio of Investments, page B-43.

                                    ------
                                     B-42

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities at June 30, 2000, were 1.5%, 2.8%, and 4.9% of the net assets of the USAA Life Growth and Income Fund, the USAA Life Diversified Assets Fund, and the USAA Life Aggressive Growth Fund, respectively.

ADR American Depository Receipts are receipts issued by a U. S. bank evidencing ownership of foreign shares. Dividends are paid in U. S. dollars.

GDR Global Depository Receipts are receipts issued by a U. S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U. S. dollars.

SPECIFIC NOTES

(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by USAA Investment Management Company (the Manager). Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(b) At June 30, 2000, the cost of securities purchased on a delayed-delivery basis was $498,000.

(c) At June 30, 2000, portions of these securities were segregated to cover delayed-delivery purchases.

* Non-income-producing security.



PORTFOLIO DESCRIPTION ABBREVIATIONS

CP   Commercial Paper
-----------------------------------------------
DN   Discount Note
-----------------------------------------------
IDA  Industrial Development Authority/Agency
-----------------------------------------------
LLC  Limited Liability Company
-----------------------------------------------
LP   Limited Partnership
-----------------------------------------------
MTN  Medium-Term Note
-----------------------------------------------
RB   Revenue Bond
-----------------------------------------------

CATEGORIES AND DEFINITIONS

The securities in USAA Life Money Market Fund are divided into two categories: fixed-rate instruments and variable-rate demand notes.

FIXED-RATE INSTRUMENTS consist of corporate and government notes and commercial paper. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDN) provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

CREDIT ENHANCEMENT adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.

The USAA Life Money Market Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. The Manager attempts to minimize credit risk in the USAA Life Money Market Fund through rigorous internal credit research and by investing in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at time of purchase.

LOC - Enhanced by a bank letter of credit.


See accompanying Notes to Financial Statements on page B-48.


                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
  (IN THOUSANDS, EXCEPT PER SHARE DATA)             JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                     USAA Life   USAA Life     USAA Life     USAA Life      USAA Life      USAA Life     USAA Life
                                    Money Market  Income       Growth and    World Growth   Diversified    Aggressive  International
                                       Fund        Fund        Income Fund       Fund       Assets Fund   Growth Fund       Fund
                                    -----------  ---------     -----------   ------------   -----------   -----------  -------------
ASSETS
 Investments in securities, at
  market value (identified cost of
  $27,721, $13,189, $57,009,
  $24,596, $29,704, $44,778, and
  $23,840, respectively)              $27,721     $12,851        $80,575       $37,162        $34,787       $77,982        $29,717
 Cash                                       1           1              -             1              1             1              1
 Cash denominated in foreign
  currencies (identified cost
  of $22 and $107, respectively)            -           -              -            22              -             -            107
 Receivables:
 Capital shares sold                       99           -              1             -              4            94              -
 Dividends and interest                    57         134            105            48            257             1             52
 Securities sold                            -           -            347           290            143           114            189
                                      -------     -------        -------       -------        -------       -------        -------
   Total assets                        27,878      12,986         81,028        37,523         35,192        78,192         30,066
                                      -------     -------        -------       -------        -------       -------        -------
LIABILITIES
 Securities purchased                       -         498            104           318             64            40            334
 Unrealized depreciation on
  foreign currency contracts
  held, at value                            -           -              -             1              -             -              1
 Capital shares redeemed                    1           7            221            19              -             -              2
 Accrued advisory fees                      -           -             13             -              -             -              -
 Accrued administrative fees                2           -              2             -              -             9             17
 Accounts payable and accrued expenses     11           3             12             5              5            21             17
                                      -------     -------        -------       -------        -------       -------        -------
   Total liabilities                       14         508            352           343             69            70            371
                                      -------     -------        -------       -------        -------       -------        -------
    Net assets applicable to
     capital shares outstanding       $27,864     $12,478        $80,676       $37,180        $35,123       $78,122        $29,695
                                      =======     =======        =======       =======        =======       =======        =======
REPRESENTED BY:
 Paid-in capital                      $27,864     $13,393        $54,056       $23,123        $28,949       $44,059        $23,386
 Accumulated undistributed net
  investment income (loss)                  -         467            541           205            641          (103)           155
 Accumulated net realized gain
  (loss) on investments                     -      (1,044)         2,513         1,287            450           962            278
 Net unrealized appreciation/
  depreciation of investments               -        (338)        23,566        12,566          5,083        33,204          5,877
 Net unrealized depreciation
  on foreign currency translations          -           -              -            (1)             -             -             (1)
                                      -------     -------        -------       -------        -------       -------        -------
    Net assets applicable to
     capital shares outstanding       $27,864     $12,478        $80,676       $37,180        $35,123       $78,122        $29,695
                                      =======     =======        =======       =======        =======       =======        =======
 Capital shares outstanding,
  unlimited number of shares
  authorized, no par value             27,864       1,298          4,233         2,285          2,756         2,975          2,257
                                      =======     =======        =======       =======        =======       =======        =======
 Net asset value, redemption
  price, and offering price
  per share                           $  1.00     $  9.61        $ 19.06       $ 16.27        $ 12.74       $ 26.25        $ 13.15
                                      =======     =======        =======       =======        =======       =======        =======

See accompanying Notes to Financial Statements, page B-48.


                                    ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
  (IN THOUSANDS)             SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                     USAA Life   USAA Life     USAA Life      USAA Life      USAA Life      USAA Life     USAA Life
                                    Money Market  Income       Growth and    World Growth   Diversified    Aggressive  International
                                       Fund        Fund        Income Fund       Fund       Assets Fund   Growth Fund       Fund
                                    -----------  ---------     -----------   -----------    -----------   -----------  -------------
NET INVESTMENT INCOME (LOSS):
 Income:
  Dividends (net of foreign taxes
   withheld of $0, $0, $2, $36,
   $0, $0, and $47, respectively)        $  -     $    71        $   598       $   258        $   197       $     9        $   283
  Interest                                924         408             83            70            506           139             42
                                         ----     -------        -------       -------        -------       -------        -------
    Total income                          924         479            681           328            703           148            325
                                         ----     -------        -------       -------        -------       -------        -------
 Expenses:
  Advisory fees                            30          13             80            35             36           180             94
  Administrative fees                      25          24             24            36             25            30             36
  Custodian's fees                         12          13             25            45             19            40             43
  Shareholder reporting fees                3           2              6             2              3             1              -
  Trustees' fees                            2           2              2             2              2             2              2
  Professional fees                        18          17             17            20             18            19             21
  Other                                     -           -              1             -              1             1              -
                                         ----     -------        -------       -------        -------       -------        -------
    Total expenses before
     reimbursement                         90          71            155           140            104           273            196
  Expenses reimbursed                     (37)        (48)           (15)          (25)           (41)          (22)           (36)
                                         ----     -------        -------       -------        -------       -------        -------
    Total expenses after
     reimbursement                         53          23            140           115             63           251            160
                                         ----     -------        -------       -------        -------       -------        -------
      Net investment income (loss)        871         456            541           213            640          (103)           165
                                         ----     -------        -------       -------        -------       -------        -------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain (loss) on:
  Investments                               -        (737)         2,513         1,425            703           992            593
  Foreign currency transactions             -           -              -            (6)             -             -             (9)
 Change in net unrealized
  appreciation/depreciation of:
   Investments                              -         935         (1,671)         (543)          (468)        1,844           (698)
                                         ----     -------        -------       -------        -------       -------        -------
      Net realized and
       unrealized gain (loss)               -         198            842           876            235         2,836           (114)
                                         ----     -------        -------       -------        -------       -------        -------
Increase in net
 assets resulting from operations        $871     $   654        $ 1,383       $ 1,089        $   875        $2,733         $   51
                                         ====     =======        =======       =======        =======       =======        =======

See accompanying Notes to Financial Statements, page B-48

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  (IN THOUSANDS)                      SIX-MONTH PERIOD ENDED JUNE 30, 2000, AND
                                      YEAR ENDED DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              USAA Life                USAA Life                  USAA Life
                                                          Money Market Fund           Income Fund           Growth and Income Fund
                                                         --------------------      --------------------     ----------------------
                                                          6/30/00    12/31/99       6/30/00    12/31/99       6/30/00    12/31/99
                                                         ---------   --------      ---------   --------      ---------   --------
From operations:
 Net investment income (loss)                            $     871   $  1,416      $     456   $   1,506    $     541    $  1,083
 Net realized gain (loss) on:
  Investments                                                    -          -           (737)         36        2,513       7,211
  Foreign currency transactions                                  -          -              -           -            -           -
 Change in net unrealized appreciation/depreciation of:
  Investments                                                    -          -            935      (2,623)      (1,671)      2,960
  Foreign currency translations                                  -          -              -           -            -           -
                                                         ---------   --------      ---------   ---------    ----------   --------
  Increase (decrease) in net assets resulting
   from operations                                             871      1,416            654      (1,081)       1,383      11,254
                                                         ---------   --------      ---------   ---------    ----------   --------
Distributions to shareholders from:
 Net investment income                                        (871)    (1,416)             -      (1,529)         (35)     (1,078)
                                                         ---------   --------      ---------   ---------    ----------   --------
 Net realized gains                                              -          -              -        (360)        (187)     (7,262)
                                                         ---------   --------      ---------   ---------    ----------   --------
From capital share transactions:
 Proceeds from shares sold                                  20,104     45,735          1,175       6,832        2,364       8,632
 Dividend reinvestments                                        871      1,416              -       1,889          222       8,340
 Cost of shares redeemed                                   (24,606)   (37,767)        (5,572)    (30,779)      (7,183)    (36,212)
                                                         ---------   --------      ---------   ---------    ----------   --------
  Increase (decrease) in net assets from
   capital share transactions                               (3,631)     9,384         (4,397)    (22,058)       (4,597)   (19,240)
                                                         ---------   --------      ---------   ---------    ----------   --------
Net increase (decrease) in net assets                       (3,631)     9,384         (3,743)    (25,028)       (3,436)   (16,326)
Net assets:
 Beginning of period                                        31,495     22,111         16,221      41,249        84,112    100,438
                                                         ---------   --------      ---------   ---------    ----------   --------
 End of period                                           $  27,864   $ 31,495      $  12,478   $  16,221    $   80,676   $ 84,112
                                                         =========   ========      =========   =========    ==========   ========
Accumulated undistributed net investment income:
 End of period                                           $       -   $      -      $     467    $     11     $     541   $     35
                                                         =========   ========      =========   =========    ==========   ========
Change in shares outstanding:
 Shares sold                                                20,104     45,735            125         636           127        434
 Shares issued for dividends reinvested                        871      1,416              -         206            12        445
 Shares redeemed                                           (24,606)   (37,767)          (601)     (2,854)         (393)    (1,927)
                                                         ---------   --------      ---------   ---------    ----------   --------
  Increase (decrease) in shares outstanding                 (3,631)     9,384           (476)     (2,012)         (254)    (1,048
                                                         =========   ========      =========   =========    ==========   ========

See accompanying Notes to Financial Statements, page B-48.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)                         SIX-MONTH PERIOD ENDED JUNE 30, 2000, AND
                                       YEAR ENDED DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

      USAA Life                     USAA Life                    USAA Life                        USAA Life
  World Growth Fund          Diversified Assets Fund       Aggressive Growth Fund             International Fund
-----------------------      ------------------------      ------------------------        ------------------------
 6/30/00       12/31/99       6/30/00        12/31/99       6/30/00        12/31/99        6/30/00         12/31/99
--------       --------      --------       ---------       -------        --------        -------         --------
$    213       $   265       $    640       $   1,368       $  (103)       $   (142)       $    165       $     240

   1,425         5,234            703           5,652           992           4,190             593             861
      (6)           (9)             -               -             -               -              (9)             (7)

    (543)        2,549           (468)         (4,339)        1,844          22,387            (698)          5,201
       -            (3)             -               -             -               -               -              (2)
--------       -------       --------       ---------       -------        --------        --------       ---------
   1,089         8,036            875           2,681         2,733          26,435              51           6,293
--------       -------       --------       ---------       -------        --------        --------       ---------

     (24)         (237)           (25)         (1,365)            -               -             (12)           (222)
--------       -------       --------       ---------       -------        --------        --------       ---------
    (353)       (4,862)             -          (8,514)         (263)         (3,965)              -               -
--------       -------       --------       ---------       -------        --------        --------       ---------
   2,785         1,927            754           8,345        22,199           9,842           1,235             736
     376         5,099             25           9,879           263           3,965              13             222
    (611)      (18,125)        (6,479)        (31,623)       (5,561)         (6,727)           (285)           (562)
--------       -------       --------       ---------       -------        --------        --------       ---------
   2,550       (11,099)        (5,700)        (13,399)       16,901           7,080             963             396
--------       -------       --------       ---------       -------        --------        --------       ---------
   3,262        (8,162)        (4,850)        (20,597)       19,371          29,550           1,002           6,467

  33,918        42,080         39,973          60,570        58,751          29,201          28,693          22,226
--------       -------       --------       ---------       -------        --------        --------       ---------
$ 37,180       $33,918       $ 35,123         $39,973       $78,122        $ 58,751         $29,695         $28,693
========       =======       ========       =========       =======        ========        ========       =========
$    205       $    22       $    641         $    27       $  (103)       $      -         $   155         $    11
========       =======       ========       =========       =======        ========        ========       =========

     174           121             61             542           819             532              94              66
      25           321              2             755            14             165               1              17
     (38)       (1,246)          (527)         (2,097)         (205)           (455)            (22)            (52)
--------       -------       --------       ---------       -------        --------        --------       ---------
     161          (804)          (464)           (800)          628             242              73              31
========       =======       ========       =========       =======        ========        ========       =========

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of seven separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life).

The investment objectives of the Funds are as follows:

USAA LIFE MONEY MARKET FUND: Highest level of current income consistent with preservation of capital and maintenance of liquidity, through a strategy of investing the Fund's assets in high-quality, U.S. dollar-denominated debt instruments that have been determined to present minimal credit risk, and have remaining maturities of 397 days or less.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal, through a strategy of investing the Fund's assets primarily in U.S. dollar-denominated debt and income-producing securities selected for their high yields relative to the risk involved.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and current income, through a strategy of investing the Fund's assets primarily in dividend-paying equity securities.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation, through a strategy of investing the Fund's assets primarily in equity securities of both foreign and domestic issuers.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income, through a strategy of investing the Fund's assets approximately 60% in equity securities (selected for their potential return), and approximately 40% in debt securities of varying maturities.

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital, through a strategy of investing the Fund's assets primarily in equity securities of companies that have the prospect of rapidly growing earnings.

USAA LIFE INTERNATIONAL FUND: Capital appreciation with a secondary objective of current income, through a strategy of investing at least 80% of the Fund's assets in equity securities of foreign companies.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Life Money Market Fund are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment adviser under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities of the USAA Life Aggressive Growth Fund to decrease accumulated net realized gain on investments and increase paid-in-capital by approximately $3,000.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        (CONTINUED)                                    JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the USAA Life World Growth, USAA Life Aggressive Growth, and USAA Life International Funds may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

The Funds participate in a joint short-term committed revolving loan agreement of $5 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA Investment Management Company (USAA IMCO). Prior to March 1, 2000, the amount of the agreement was $13 million.

The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. During the six-month period ended June 30, 2000, the USAA Life Diversified Assets Fund had one borrowing of $650,000 for three days, incurring $295 in interest expense. The USAA Life Money Market, USAA Life Income, USAA Life Growth and Income, USAA Life World Growth, USAA Life Aggressive Growth, and USAA Life International Funds had no borrowings under this agreement during the period.

3) DISTRIBUTIONS

USAA LIFE MONEY MARKET FUND Net investment income is accrued daily as dividends and distributed monthly to its shareholders, the Separate Accounts. All net investment income available for distribution was distributed at June 30, 2000. Distributions of realized gains from security transactions not offset by capital losses are made annually or as otherwise required to avoid the payment of federal taxes.

USAA LIFE INCOME, USAA LIFE GROWTH AND INCOME, USAA LIFE WORLD GROWTH, USAA LIFE DIVERSIFIED ASSETS, USAA LIFE AGGRESSIVE GROWTH, AND USAA LIFE INTERNATIONAL FUNDS Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts and USAA Life, annually or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth, USAA Life Aggressive Growth, and USAA Life International Funds.

At June 30, 2000, the USAA Life Income Fund had a capital loss carryover of approximately $1,044,000 for federal income tax purposes which, if not offset by subsequent capital gains, will expire in 2008. It is unlikely that the Board of Trustees of the Funds will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        (CONTINUED)                                    JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended June 30, 2000, were as follows (000):

                        USAA Life     USAA Life     USAA Life     USAA Life     USAA Life     USAA Life      USAA Life
                          Money        Income       Growth and      World      Diversified    Aggressive   International
                       Market Fund      Fund       Income Fund   Growth Fund   Assets Fund   Growth Fund       Fund
                       -----------    ----------   -----------   -----------   -----------   -----------   -------------
Purchases               $ 168,877     $  6,757       $  8,812      $ 8,636      $  7,532       $ 22,998       $ 6,746
Sales/Maturities        $ 173,613     $ 10,941       $ 13,683      $ 6,921      $ 13,621       $  7,958       $ 5,861

For all Funds except the USAA Life Money Market Fund, cost of purchases and proceeds from sales/maturities excludes short-term securities. Gross unrealized appreciation and depreciation of investments as of June 30, 2000, were as follows (000):

                        USAA Life      USAA Life      USAA Life      USAA Life      USAA Life        USAA Life
                         Income        Growth and       World       Diversified     Aggressive     International
                          Fund        Income Fund    Growth Fund    Assets Fund     Growth Fund        Fund
                        ---------     -----------    -----------    -----------     -----------    -------------
Appreciation             $ 1,125        $ 27,589      $ 13,738        $ 6,912         $ 37,688         $ 7,533
Depreciation                (463)         (4,023)       (1,172)        (1,829)          (4,484)         (1,656)
                         -------        --------      --------        -------         --------         -------
Net                      $  (338)       $ 23,566      $ 12,566        $ 5,083         $ 33,204         $ 5,877
                         =======        ========      ========        =======         ========         =======

5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life World Growth and USAA Life International Funds currently enter into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's forgoing the opportunity for potential profit.

At June 30, 2000, the terms of open foreign currency contracts were as follows:

USAA LIFE WORLD GROWTH FUND:

Foreign Currency Contracts to Buy (000):

                                           U.S. $ Value at     In Exchange     Unrealized       Unrealized
Exchange Date     Contracts to Receive      June 30, 2000      for U.S. $     Appreciation     Depreciation
-------------     --------------------     ----------------    -----------    ------------     ------------
   07/03/00        10,983 Japanese Yen          $ 103             $ 104            $ -             $ (1)
   07/03/00         1,741 Japanese Yen             16                16              -                -
   07/05/00         1,748 Japanese Yen             16                16              -                -
   07/05/00           348 Danish Krone             45                45              -                -
                                                -----             -----            ---             ----
                                                $ 180             $ 181            $ -             $ (1)
                                                =====             =====            ===             ====

Foreign Currency Contracts to Sell (000):

                                           U.S. $ Value at     In Exchange     Unrealized       Unrealized
Exchange Date     Contracts to Receive      June 30, 2000      for U.S. $     Appreciation     Depreciation
-------------     --------------------     ----------------    -----------    ------------     ------------
   07/05/00           75 Swiss Franc             $ 46             $ 46             $ -             $ -
   07/05/00          374 Danish Krone              48               48               -               -
                                                 ----             ----             ---             ---
                                                 $ 94             $ 94             $ -             $ -
                                                 ====             ====             ===             ===

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        (CONTINUED)                                  JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
USAA LIFE INTERNATIONAL FUND:

Foreign Currency Contracts to Buy (000):

                                           U.S. $ Value at     In Exchange     Unrealized       Unrealized
Exchange Date     Contracts to Receive      June 30, 2000      for U.S. $     Appreciation     Depreciation
-------------     --------------------     ----------------    -----------    ------------     ------------
   07/03/00        10,983 Japanese Yen           $ 103             $ 104           $ -             $ (1)
   07/03/00         3,483 Japanese Yen              33                33             -                -
   07/05/00         1,748 Japanese Yen              16                16             -                -
   07/05/00           348 Danish Krone              45                45             -                -
                                                 -----             -----           ---             ----
                                                 $ 197             $ 198           $ -             $ (1)
                                                 =====             =====           ===             ====

Foreign Currency Contracts to Sell (000):

                                           U.S. $ Value at     In Exchange     Unrealized       Unrealized
Exchange Date     Contracts to Receive      June 30, 2000      for U.S. $     Appreciation     Depreciation
-------------     --------------------     ----------------    -----------    ------------     ------------
   07/05/00           92 Swiss Franc             $ 56             $ 56             $ -             $ -
   07/05/00          374 Danish Krone              48               48               -               -
                                                 ----             ----             ---             ---
                                                 $104             $104             $ -             $ -
                                                 ====             ====             ===             ===

6) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA Investment Management Company (USAA IMCO) carries out each Fund's investment policies and manages each Fund's portfolio. USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed on an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, .65% of the monthly average net assets of the USAA Life International Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month.

B. ADMINISTRATIVE FEES - As outlined in the Underwriting and Administrative Services Agreement by and among USAA Life, the Trust, and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting duties under the Underwriting and Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services.

C. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life World Growth Fund, .70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 1.10% of the monthly average net assets of the USAA Life International Fund, and .35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above.

D. UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. USAA IMCO receives no commissions or fees for this service.

E. BROKERAGE SERVICES - USAA Brokerage Services, a discount brokerage service of USAA IMCO, may execute portfolio transactions for the Funds. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended June 30, 2000, for the USAA Life Diversified Assets Fund was $60.

F. SHARE OWNERSHIP - At June 30, 2000, USAA Life owned approximately 667,000 shares (29%) of the USAA Life World Growth Fund, 1.5 million shares (50%) of the USAA Life Aggressive Growth Fund, and 2.0 million shares ( 89%) of the USAA Life International Fund. All other shares are owned by the Separate Accounts.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
         (CONTINUED)                                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
7) FINANCIAL HIGHLIGHTS

   Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      USAA Life Money Market Fund
                                              -----------------------------------------------------------------------------
                                               Six-month                         Year ended December 31,
                                              period ended       ----------------------------------------------------------
                                              June 30, 2000        1999          1998       1997         1996       1995*
                                              -------------      --------      --------   --------    ---------  ----------
Net asset value at beginning of period        $    1.00          $   1.00      $   1.00   $   1.00    $   1.00    $   1.00
Net investment income                               .03               .05           .05        .05         .05         .06(b)
Distributions from net investment income           (.03)             (.05)         (.05)      (.05)       (.05)       (.06)
                                              ---------          --------     ---------   --------     ---------   --------
Net asset value at end of period              $    1.00          $   1.00      $   1.00   $   1.00     $    1.00   $   1.00
                                              =========          ========     =========   ========     =========   ========
Total return (%)**                                 2.91              4.93          5.29       5.35          5.25       5.69
Net assets at end of period (000)             $  27,864          $  31,495     $ 22,111   $ 15,131     $  11,245   $  7,802
Ratio of expenses to average net assets (%)         .35(a)            .35           .35        .35           .35        .35(a)
Ratio of expenses to average net assets,
  excluding reimbursements (%)                      .59(a)            .56           .80        .70          1.24       2.29(a)
Ratio of net investment income
  to average net assets (%)                        5.79(a)           4.85          5.17       5.22          5.10       5.55(a)


                                                                         USAA Life Income Fund
                                              ----------------------------------------------------------------------------
                                               Six-month                         Year ended December 31,
                                              period ended       ---------------------------------------------------------
                                              June 30, 2000        1999         1998        1997        1996        1995*
                                              -------------      --------     --------     -------     -------     -------
Net asset value at beginning of period        $   9.14           $  10.89     $  10.96     $ 10.51     $ 11.32     $ 10.00
Net investment income                              .35                .96          .66         .75         .92         .78(b)
Net realized and unrealized gain (loss)            .12              (1.52)         .35         .46        (.84)       1.61
Distributions from net investment income             -               (.96)        (.66)       (.76)       (.89)       (.76)
Distributions of realized capital gains              -               (.23)        (.42)          -           -        (.31)
                                              --------           --------      -------     -------      ------     -------
Net asset value at end of period              $   9.61           $   9.14      $ 10.89     $ 10.96     $ 10.51     $ 11.32
                                              ========           ========      =======     =======     =======     =======
Total return (%)**                                5.14              (5.17)        9.17       11.60         .67       23.88
Net assets at end of period (000)             $ 12,478           $ 16,221     $ 41,249    $ 28,246    $ 24,049    $ 25,823
Ratio of expenses to average net assets (%)        .35(a)             .35          .35         .35         .35         .35(a)
Ratio of expenses to average net assets,
  excluding reimbursements (%)                    1.08(a)             .68          .55         .52         .65         .65(a)
Ratio of net investment income
  to average net assets (%)                       6.91(a)            6.56         6.62        7.16        6.99        7.07(a)
Portfolio turnover (%)                           51.85              41.36        61.79       30.77       97.74       55.08

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
         (CONTINUED)                                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      USAA Life Growth & Income Fund
                                              ----------------------------------------------------------------------------
                                               Six-month                         Year ended December 31,
                                              period ended       ---------------------------------------------------------
                                              June 30, 2000        1999         1998        1997        1996        1995*
                                              -------------      --------     --------     -------     -------     -------
Net asset value at beginning of period        $  18.75           $  18.15     $  17.98     $ 15.06     $ 12.60     $ 10.00
Net investment income                              .13                .27          .28         .28         .26         .34(b)
Net realized and unrealized gain (loss)            .23               2.39          .97        3.68        2.79        2.83
Distributions from net investment income          (.01)              (.27)        (.28)       (.27)       (.26)       (.30)
Distributions of realized capital gains           (.04)             (1.79)        (.80)       (.77)       (.33)       (.27)
                                              --------           --------      -------     -------     -------     -------
Net asset value at end of period              $  19.06           $  18.75      $ 18.15     $ 17.98     $ 15.06     $ 12.60
                                              ========           ========      =======     =======     =======     =======
Total return (%)**                                1.94              14.67         6.93       26.43       24.13       31.72
Net assets at end of period (000)             $ 80,676           $ 84,112     $100,438    $ 85,750     $55,932     $28,761
Ratio of expenses to average net assets (%)        .35(a)             .35          .35         .34         .35         .35(a)
Ratio of expenses to average net assets,
  excluding reimbursements (%)                     .39(a)             .37          .37          NA         .53         .66(a)
Ratio of net investment income
  to average net assets (%)                       1.35(a)            1.31         1.55        1.80        2.25        2.82(a)
Portfolio turnover (%)                           11.45              19.50        37.75       20.26       14.55       17.73

 *  Funds commenced operations January 5, 1995.
** Assumes reinvestment of all dividend income and capital gains distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total return for the period shown.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        (CONTINUED)                                    JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
7) FINANCIAL HIGHLIGHTS

   Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      USAA Life World Growth Fund
                                              ----------------------------------------------------------------------------
                                               Six-month                         Year ended December 31,
                                              period ended       ---------------------------------------------------------
                                              June 30, 2000        1999         1998        1997        1996        1995*
                                              -------------      --------     --------     -------     -------     -------
Net asset value at beginning of period        $ 15.97            $ 14.37      $ 13.34      $ 12.77     $ 11.10     $ 10.00
Net investment income                             .09                .13          .16          .17         .18         .17(b)
Net realized and unrealized gain                  .38               4.30         1.37         1.62        2.16        1.79
Distributions from net investment income         (.01)              (.13)        (.16)        (.17)       (.16)       (.16)
Distributions of realized capital gains          (.16)             (2.70)        (.34)       (1.05)       (.51)       (.70)
                                              -------            -------      -------      -------     -------     -------
Net asset value at end of period              $ 16.27            $ 15.97      $ 14.37      $ 13.34     $ 12.77     $ 11.10
                                              =======            =======      =======      =======     =======     =======
Total return (%)***                              3.00              30.93        11.46        14.08       21.12       19.55
Net assets at end of period (000)             $37,180            $33,918      $42,080      $39,510     $37,535     $24,706
Ratio of expenses to average net assets (%)       .65(a)             .65          .65          .59         .65         .65(a)
Ratio of expenses to average net assets,
 excluding reimbursements (%)                     .80(a)             .75          .66           NA         .82         .87(a)
Ratio of net investment income to average
 net assets (%)                                  1.21(a)             .91         1.09         1.20        1.45        1.55(a)
Portfolio turnover (%)                          21.03              29.62        55.47        48.89       57.66       78.86

                                                                      USAA Life Diversified Assets Funds
                                              ----------------------------------------------------------------------------
                                               Six-month                         Year ended December 31,
                                              period ended       ---------------------------------------------------------
                                              June 30, 2000        1999         1998        1997        1996        1995*
                                              -------------      --------     --------     -------     -------     -------
Net asset value at beginning of period          $ 12.41          $ 15.07       $ 14.48     $ 12.95     $ 11.96     $ 10.00
Net investment income                               .23              .52           .55         .50         .62         .55(b)
Net realized and unrealized gain                    .11              .64           .85        2.14        1.10        2.08
Distributions from net investment income           (.01)            (.52)         (.55)       (.50)       (.62)       (.53)
Distributions of realized capital gains               -            (3.30)         (.26)       (.61)       (.11)       (.14)
                                                -------          -------       -------     -------     -------     -------
Net asset value at end of period                $ 12.74          $ 12.41       $ 15.07     $ 14.48     $ 12.95     $ 11.96
                                                =======          =======       =======     =======     =======     =======
Total return (%)***                                2.73             7.58          9.63       20.70       14.30       26.33
Net assets at end of period (000)               $35,123          $39,973       $60,570     $48,212     $30,390     $26,311
Ratio of expenses to average net assets (%)         .35(a)           .35           .35         .35         .35         .35(a)
Ratio of expenses to average net assets,
 excluding reimbursements (%)                       .58(a)           .50           .45         .42         .61         .64(a)
Ratio of net investment income to average
 net assets (%)                                    3.61(a)          3.37          3.72        4.02        4.46        4.93(a)
Portfolio turnover (%)                            21.60            38.75         29.67       19.19       43.75       58.87

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        (CONTINUED)                                   JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        USAA Life Growth & Income Fund
                                              --------------------------------------------------------
                                                                                           Eight-month
                                               Six-month        Year ended December 31,   period ended
                                              period ended      -----------------------   December 31,
                                              June 30, 2000        1999         1998         1997**
                                              -------------      --------     --------     -----------
Net asset value at beginning of period        $  25.03           $  13.87     $  11.70     $ 10.00
Net investment loss                               (.04)(b)           (.07)(b)     (.05)(b)    (.01)(b)
Net realized and unrealized gain                  1.35              13.06         2.39        1.83
Distributions of realized capital gains           (.09)             (1.83)        (.17)       (.12)
                                              --------           --------     --------     -------
Net asset value at end of period              $  26.25           $  25.03     $  13.87     $ 11.70
                                              ========           ========     ========     =======
Total return (%)***                               5.36              94.34        20.14       18.26
Net assets at end of period (000)             $ 78,122           $ 58,751     $ 29,201     $42,545
Ratio of expenses to average net assets (%)        .70 (a)            .70          .70         .70(a)
Ratio of expenses to average net assets,
 excluding reimbursements (%)                      .76 (a)            .94          .84         .85(a)
Ratio of net investment loss to average
 net assets (%)                                   (.29)(a)           (.43)        (.41)      (.15)(a)
Portfolio turnover (%)                           11.88              56.63        50.48      73.77


                                                        USAA Life Growth & Income Fund
                                              --------------------------------------------------------
                                                                                           Eight-month
                                               Six-month        Year ended December 31,   period ended
                                              period ended      -----------------------   December 31,
                                              June 30, 2000        1999         1998         1997**
                                              -------------      --------     --------     -----------
Net asset value at beginning of period          $ 13.14          $ 10.32       $ 10.05       $ 10.00
                                                -------          -------       -------       -------
Net investment income                               .07              .11           .11           .05(b)
Net realized and unrealized gain (loss)            (.05)            2.81           .27           .15
Distributions from net investment income           (.01)            (.10)         (.11)         (.05)
Distributions of realized capital gains               -                -             -          (.10)
                                                -------          -------       -------       -------
Net asset value at end of period                $ 13.15          $ 13.14       $ 10.32       $ 10.05
                                                =======          =======       =======       =======
Total return (%)***                                 .12            28.33          3.78          1.92
Net assets at end of period (000)               $29,695          $28,693       $22,226       $21,582
Ratio of expenses to average net assets (%)        1.10(a)          1.10          1.10          1.10(a)
Ratio of expenses to average net assets,
 excluding reimbursements (%)                      1.36(a)          1.29          1.35          1.24(a)
Ratio of net investment income to average
 net assets (%)                                    1.15(a)          1.00          1.03           .70(a)
Portfolio turnover (%)                            21.37            41.55         42.30         30.57

  * Funds commenced operations January 5, 1995.
 ** Funds commenced operations May 1, 1997.
*** Assumes reinvestment of all dividend income and capital gains distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total return for the period shown.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.


                                    ------

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                                     B-56